UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 57.0%
Aerospace & Defense — 1.2%
5,800	General Dynamics Corp.	$355,250
9,300	Honeywell International, Inc.	398,598
11,100	The Boeing Co.	756,354

		1,510,202

Air Freight & Logistics — 0.7%
13,000	United Parcel Service, Inc. Class B	845,000

Automobiles — 0.5%
39,100	Ford Motor Co.*	499,307
3,100	Harley-Davidson, Inc.	84,413

		583,720

Beverages — 1.4%
2,200	Dr. Pepper Snapple Group, Inc.	82,610
10,800	PepsiCo, Inc.	701,028
17,600	The Coca-Cola Co.	969,936

		1,753,574

Biotechnology* — 0.2%
3,700	Amgen, Inc.	201,761
700	Dendreon Corp.	23,037

		224,798

Capital Markets — 1.3%
3,600	Ameriprise Financial, Inc.	152,604
31,600	Ares Capital Corp.	442,716
17,800	Bank of New York Mellon Corp.	446,246
600	BlackRock, Inc.	94,494
1,400	State Street Corp.	54,488
6,500	T. Rowe Price Group, Inc.	313,495
11,100	The Charles Schwab Corp.	164,169

		1,668,212

Chemicals — 1.5%
32,100	E.I. du Pont de Nemours and Co.	1,305,507
4,839	Monsanto Co.	279,888
8,900	The Dow Chemical Co.	243,237

		1,828,632

Commercial Banks — 1.7%
3,200	BancorpSouth, Inc.	46,912
1,100	Bank of Hawaii Corp.	54,791
5,400	BB&T Corp.	134,082
9,000	Fifth Third Bancorp	114,390
2,300	M&T Bank Corp.	200,882
4,100	PNC Financial Services Group, Inc.	243,499
19,700	U.S. Bancorp	470,830
19,110	Valley National Bancorp	277,286
22,300	Wells Fargo & Co.	618,379

		2,161,051

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies — 0.6%
41,720	R.R. Donnelley & Sons Co.	$703,816

Communications Equipment — 1.1%
49,200	Cisco Systems, Inc.*	1,135,044
2,200	Juniper Networks, Inc.*	61,116
5,400	QUALCOMM, Inc.	205,632

		1,401,792

Computers & Peripherals* — 2.2%
8,000	Apple, Inc.	2,058,000
13,900	Dell, Inc.	184,036
15,900	EMC Corp.	314,661
700	NetApp, Inc.	29,610
2,200	SanDisk Corp.	96,140
2,200	Western Digital Corp.	58,058

		2,740,505

Consumer Finance — 0.4%
5,900	American Express Co.	263,376
11,400	Discover Financial Services	174,078
4,700	The Student Loan Corp.	117,970

		555,424

Distributors — 0.1%
3,100	Genuine Parts Co.	132,773

Diversified Consumer Services — 0.0%
3,000	H&R Block, Inc.	47,040

Diversified Financial Services — 2.6%
94,700	Bank of America Corp.	1,329,588
189,913	Citigroup, Inc.*	778,643
22,000	JPMorgan Chase & Co.	886,160
6,900	NYSE Euronext	199,893

		3,194,284

Diversified Telecommunication Services — 2.2%
55,750	AT&T, Inc.	1,446,155
178,000	Frontier Communications Corp.	1,359,920

		2,806,075

Electric Utilities — 1.7%
61,300	Duke Energy Corp.	1,048,230
6,900	FirstEnergy Corp.	260,130
5,800	Progress Energy, Inc.	244,238
17,800	Southern Co.	628,874

		2,181,472

Electrical Equipment — 0.1%
1,900	Cooper Industries PLC	85,785
500	Emerson Electric Co.	24,770

		110,555

Electronic Equipment, Instruments & Components — 0.7%
12,300	Corning, Inc.	222,876
33,800	Molex, Inc. Class A	618,990
2,200	Tyco Electronics Ltd.	59,400

		901,266

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — 0.9%
3,200	Baker Hughes, Inc.	$154,464
8,300	Halliburton Co.	248,004
2,200	National-Oilwell Varco, Inc.	86,152
4,900	Patterson-UTI Energy, Inc.	80,507
8,800	Schlumberger Ltd.	525,008
2,100	Smith International, Inc.	87,108

		1,181,243

Food & Staples Retailing — 1.3%
4,600	Sysco Corp.	142,462
25,581	Wal-Mart Stores, Inc.	1,309,491
4,100	Walgreen Co.	117,055

		1,569,008

Food Products — 1.2%
10,300	H.J. Heinz Co.	458,144
36,500	Kraft Foods, Inc.	1,066,165

		1,524,309

Health Care Equipment & Supplies — 1.2%
3,900	Baxter International, Inc.	170,703
3,700	Becton, Dickinson & Co.	254,560
29,000	Medtronic, Inc.	1,072,130

		1,497,393

Health Care Providers & Services — 0.6%
7,500	Cardinal Health, Inc.	242,025
2,600	CIGNA Corp.	79,976
1,400	Express Scripts, Inc.*	63,252
10,300	UnitedHealth Group, Inc.	313,635
1,600	WellPoint, Inc.*	81,152

		780,040

Hotels, Restaurants & Leisure — 0.5%
600	Carnival Corp.	20,808
2,600	Las Vegas Sands Corp.*	69,836
3,300	McDonald’s Corp.	230,109
4,500	Starwood Hotels & Resorts Worldwide, Inc.	218,025
1,200	Wyndham Worldwide Corp.	30,636
700	Wynn Resorts Ltd.	61,376

		630,790

Household Durables — 0.2%
13,500	Leggett & Platt, Inc.	281,340

Household Products — 1.3%
25,600	The Procter & Gamble Co.	1,565,696

Industrial Conglomerates — 1.4%
107,200	General Electric Co.	1,728,064

Insurance — 2.3%
6,200	Aflac, Inc.	304,978
2,200	American International Group, Inc.*(a)	84,634
1,600	Berkshire Hathaway, Inc. Class B*	124,992
27,100	Cincinnati Financial Corp.	746,605

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
15,200	Fidelity National Financial, Inc.	$224,504
5,200	Genworth Financial, Inc.*	70,616
9,000	Mercury General Corp.	388,170
1,100	MetLife, Inc.	46,266
20,600	Old Republic International Corp.	257,706
1,300	Principal Financial Group, Inc.	33,293
4,000	Protective Life Corp.	89,960
6,300	Prudential Financial, Inc.	360,927
6,800	The Hartford Financial Services Group, Inc.	159,188
1,300	Unitrin, Inc.	36,127

		2,927,966

Internet & Catalog Retail* — 0.0%
200	Amazon.com, Inc.	23,578

Internet Software & Services* — 1.0%
3,100	Akamai Technologies, Inc.	118,916
1	AOL, Inc.	21
2,400	eBay, Inc.	50,184
2,000	Google, Inc.	969,700
7,800	Yahoo!, Inc.	108,264

		1,247,085

IT Services — 1.6%
1,500	Accenture PLC	59,460
15,100	International Business Machines Corp.	1,938,840

		1,998,300

Leisure Equipment & Products — 0.5%
27,600	Mattel, Inc.	584,016

Machinery — 1.6%
22,200	Caterpillar, Inc.	1,548,450
4,700	Deere & Co.	313,396
1,800	Joy Global, Inc.	106,866

		1,968,712

Media — 1.6%
6,300	CBS Corp. Class B	93,114
26,400	Comcast Corp. Special Class A	487,344
5,600	Gannett Co., Inc.	73,808
2,500	Meredith Corp.	79,375
35,000	News Corp.	456,750
1,400	The McGraw-Hill Cos., Inc.	42,966
11,300	The Walt Disney Co.	380,697
3,300	Time Warner Cable, Inc.	188,661
1	Time Warner, Inc.	32
5,500	Viacom, Inc. Class B	181,720

		1,984,467

Metals & Mining — 0.9%
1,100	Cliffs Natural Resources, Inc.	62,227
3,600	Newmont Mining Corp.	201,240
26,100	Southern Copper Corp.	819,801

		1,083,268

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Multi-Utilities — 1.1%
17,900	CenterPoint Energy, Inc.	$254,717
8,400	Integrys Energy Group, Inc.	397,740
45,000	NiSource, Inc.	742,500

		1,394,957

Multiline Retail — 0.1%
2,200	J.C. Penney Co., Inc.	54,186
2,300	Nordstrom, Inc.(a)	78,200

		132,386

Oil, Gas & Consumable Fuels — 5.5%
700	Apache Corp.	66,906
4,600	Arch Coal, Inc.	108,974
23,314	Chevron Corp.	1,776,760
17,300	ConocoPhillips	955,306
4,100	CONSOL Energy, Inc.	153,668
1,000	EOG Resources, Inc.	97,500
41,803	Exxon Mobil Corp.	2,494,803
12,600	Marathon Oil Corp.	421,470
1,000	Massey Energy Co.	30,580
4,100	Occidental Petroleum Corp.	319,513
3,100	Peabody Energy Corp.	139,965
1,500	Petrohawk Energy Corp.*	23,655
3,600	The Williams Cos., Inc.	69,876
10,700	Valero Energy Corp.	181,793

		6,840,769

Paper & Forest Products — 0.1%
7,700	MeadWestvaco Corp.	184,492

Pharmaceuticals — 4.2%
2,600	Abbott Laboratories	127,608
63,200	Bristol-Myers Squibb Co.	1,574,944
61,300	Eli Lilly & Co.	2,182,280
40,698	Merck & Co., Inc.	1,402,453

		5,287,285

Real Estate Investment Trusts — 0.7%
11,850	CommonWealth REIT	307,507
9,900	Duke Realty Corp.	118,404
8,400	HCP, Inc.	297,948
7,200	ProLogis	78,192
1,500	Simon Property Group, Inc.	133,830
1	Vornado Realty Trust	83

		935,964

Road & Rail — 0.2%
3,800	Norfolk Southern Corp.	213,826

Semiconductors & Semiconductor Equipment — 1.9%
24,400	Applied Materials, Inc.	287,920
400	First Solar, Inc.*	50,180
3,700	Intersil Corp.	42,032
9,600	Linear Technology Corp.	306,048
33,000	Microchip Technology, Inc.(a)	1,004,850
24,100	Texas Instruments, Inc.	595,029
2,300	Xilinx, Inc.	64,216

		2,350,275

Shares	Description	Value
Common Stocks — (continued)
Software — 1.9%
1,100	Adobe Systems, Inc.*	$31,592
48,940	Microsoft Corp.	1,263,142
40,700	Oracle Corp.	962,148
1,800	VMware, Inc.*	139,554

		2,396,436

Specialty Retail — 1.9%
43,400	Limited Brands, Inc.	1,112,776
6,100	Lowe’s Cos., Inc.	126,514
38,600	The Home Depot, Inc.	1,100,486

		2,339,776

Thrifts & Mortgage Finance — 0.1%
9,800	New York Community Bancorp, Inc.	169,148

Tobacco — 1.0%
39,400	Altria Group, Inc.	873,104
8,200	Philip Morris International, Inc.	418,528

		1,291,632

Wireless Telecommunication Services* — 0.0%
6,700	Sprint Nextel Corp.	30,619

TOTAL COMMON STOCKS		$71,493,031

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — 7.6%
Banks — 2.2%
Astoria Financial Corp.(b)
	$150,000	5.750%	10/15/12	$155,349
Bank of Nova Scotia(c)
	700,000	1.450	07/26/13	703,363
BBVA Bancomer SA(c)
	125,000	7.250	04/22/20	130,798
Canadian Imperial Bank of Commerce(c)
	200,000	2.000	02/04/13	203,755
	100,000	2.600	07/02/15	101,399
Cie de Financement Foncier(c)
	200,000	1.625	07/23/12	200,274
	100,000	2.125	04/22/13	101,109
Citigroup, Inc.
	100,000	5.300	10/17/12	105,531
	150,000	5.000	09/15/14	153,371
HSBC Bank USA NA
	100,000	6.000	08/09/17	110,790
JPMorgan Chase & Co.
	75,000	6.300	04/23/19	85,177
JPMorgan Chase Capital XXV
	75,000	6.800	10/01/37	76,139
Resona Bank Ltd.(b)(c)(d)
EUR	175,000	4.125	09/27/49	217,304
Royal Bank of Scotland PLC(c)
	$100,000	4.875	08/25/14	103,257
The Toronto-Dominion Bank(c)
	300,000	2.200	07/29/15	299,901
US Bank NA(b)(d)
EUR	50,000	4.375	02/28/17	64,793

				2,812,310

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Brokerage — 0.7%
Bear Stearns Cos. LLC
$75,000	7.250%	02/01/18	$88,745
Merrill Lynch & Co., Inc.
100,000	6.400	08/28/17	108,202
175,000	6.875	04/25/18	193,933
Morgan Stanley & Co.(b)
300,000	6.625	04/01/18	325,557
100,000	7.300	05/13/19	111,958

			828,395

Chemicals(b) — 0.1%
The Dow Chemical Co.
125,000	7.600	05/15/14	145,553

Consumer Products(b) — 0.0%
Whirlpool Corp.
25,000	8.000	05/01/12	27,380
25,000	8.600	05/01/14	29,744

			57,124

Diversified Manufacturing — 0.0%
General Electric Co.
50,000	5.250	12/06/17	54,913

Electric(b) — 0.5%
Arizona Public Service Co.
100,000	5.800	06/30/14	111,141
CenterPoint Energy, Inc. Series B
25,000	7.250	09/01/10	25,101
Commonwealth Edison Co.
175,000	5.400	12/15/11	185,332
Enel Finance International SA(c)
125,000	5.125	10/07/19	130,458
NiSource Finance Corp.
50,000	10.750	03/15/16	65,174
Progress Energy, Inc.
75,000	7.000	10/30/31	89,229
Puget Sound Energy, Inc.(d)
50,000	6.974	06/01/67	46,445

			652,880

Energy — 0.6%
BP Capital Markets PLC
25,000	3.875	03/10/15	23,875
Dolphin Energy Ltd.(b)(c)
95,930	5.888	06/15/19	100,486
Nexen, Inc.(b)
25,000	7.500	07/30/39	30,820
Petroleos Mexicanos(b)
200,000	8.000	05/03/19	242,500
Suncor Energy, Inc.(b)
75,000	6.100	06/01/18	86,539
Transocean, Inc.(b)(e)
225,000	1.500	12/15/37	207,000

			691,220

Food & Beverage — 0.3%
Anheuser-Busch InBev Worldwide, Inc.(b)(c)
225,000	7.750	01/15/19	280,213
Kraft Foods, Inc.
50,000	6.125	08/23/18	57,591

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Food & Beverage — (continued)
Kraft Foods, Inc. — (continued)
	$75,000	6.500%	02/09/40	$86,501

				424,305

Health Care — Medical Products(b) — 0.1%
Boston Scientific Corp.
	75,000	4.500	01/15/15	75,631

Life Insurance(b) — 0.2%
Reinsurance Group of America, Inc.(d)
	75,000	6.750	12/15/65	63,482
The Northwestern Mutual Life Insurance Co.(c)
	125,000	6.063	03/30/40	139,230

				202,712

Media — Cable — 0.2%
Comcast Cable Communications Holdings, Inc.
	50,000	9.455	11/15/22	68,531
Comcast Holdings Corp.
	125,000	10.625	07/15/12	145,870

				214,401

Media — Non Cable(b) — 0.1%
DISH DBS Corp.
	125,000	7.125	02/01/16	128,750

Metals & Mining(b) — 0.3%
Anglo American Capital PLC(c)
	100,000	9.375	04/08/19	132,341
Freeport-McMoRan Copper & Gold, Inc.
	125,000	8.375	04/01/17	140,000
Teck Resources Ltd.
	100,000	10.750	05/15/19	124,250

				396,591

Noncaptive — Financial — 0.1%
Discover Financial Services(b)
	50,000	10.250	07/15/19	61,917
OJSC Vimpel Communications
	100,000	8.250	05/23/16	109,000

				170,917

Packaging(b)(d) — 0.1%
Impress Holdings BV
EUR	125,000	3.960	09/15/13	156,378

Pipelines — 0.6%
DCP Midstream LLC(b)(c)
	$25,000	9.750	03/15/19	32,396
El Paso Natural Gas Co.
	75,000	7.500	11/15/26	81,432
El Paso Pipeline Partners Operating Co. LLC(b)
	25,000	6.500	04/01/20	26,187
Energy Transfer Partners LP(b)
	100,000	5.950	02/01/15	109,972
	50,000	9.000	04/15/19	61,151
Enterprise Products Operating LLC(b)(d)
	100,000	8.375	08/01/66	102,902
	100,000	7.034	01/15/68	96,223
Tennessee Gas Pipeline Co.
	50,000	7.500	04/01/17	57,126
The Williams Cos., Inc.(b)
	75,000	8.750	03/15/32	93,627

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Pipelines — (continued)
TransCanada PipeLines Ltd.(b)(d)
$100,000	6.350%	05/15/67	$90,000
Williams Partners LP(b)
50,000	5.250	03/15/20	53,393

			804,409

Property/Casualty Insurance(b) — 0.5%
Arch Capital Group Ltd.
50,000	7.350	05/01/34	50,684
Aspen Insurance Holdings Ltd.
100,000	6.000	08/15/14	106,236
Endurance Specialty Holdings Ltd.
50,000	6.150	10/15/15	52,841
QBE Insurance Group Ltd.(c)(d)
225,000	5.647	07/01/23	202,087
The Chubb Corp.(d)
100,000	6.375	03/29/67	98,000
Transatlantic Holdings, Inc.
75,000	8.000	11/30/39	74,759

			584,607

Real Estate Investment Trusts(b) — 0.4%
Developers Diversified Realty Corp.
75,000	7.500	04/01/17	73,875
ProLogis(e)
75,000	1.875	01/15/13	68,738
Reckson Operating Partnership LP
92,000	5.150	01/15/11	92,145
Simon Property Group LP
125,000	10.350	04/01/19	168,823
WEA Finance LLC(c)
100,000	5.400	10/01/12	106,153

			509,734

Schools(b) — 0.1%
Rensselaer Polytechnic Institute
150,000	5.600	09/01/20	163,116

Tobacco — 0.1%
Altria Group, Inc.
75,000	9.700	11/10/18	98,109

Wireless Telecommunications(b) — 0.1%
Verizon Wireless Capital LLC
50,000	8.500	11/15/18	66,114

Wirelines Telecommunications(b) — 0.3%
Qwest Corp.
75,000	8.375	05/01/16	85,125
Telecom Italia Capital
225,000	4.950	09/30/14	234,017

			319,142

TOTAL CORPORATE OBLIGATIONS			$9,557,311

Mortgage-Backed Obligations — 14.5%
Collateralized Mortgage Obligations — 3.7%
Adjustable Rate Non-Agency(d) — 3.2%
Chase Mortgage Finance Corp. Series 2007-A1, Class 2A1
$457,945	2.894%	02/25/37	$438,871

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations — (continued)
Adjustable Rate Non-Agency(d) — (continued)
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
$264,456	0.629%	08/25/35	$151,226
Countrywide Alternative Loan Trust Series 2005-38, Class A3
292,990	0.679	09/25/35	170,376
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
22,319	3.457	11/20/34	18,313
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1
334,350	0.589	01/25/36	233,588
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
450,975	3.548	07/25/35	419,676
Lehman XS Trust Series 2005-7N, Class 1A1A
184,103	0.599	12/25/35	115,182
Lehman XS Trust Series 2007-16N, Class 2A2
830,440	1.179	09/25/47	515,897
Merrill Lynch Alternative Note Asset Trust Series 2007-0AR3, Class A1
571,032	0.519	07/25/47	296,957
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
284,200	2.534	06/25/34	248,290
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
32,000	2.622	11/25/34	27,104
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR08, Class 2A1A
313,447	0.619	07/25/45	249,089
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
493,955	0.649	08/25/45	400,829
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1
670,802	6.320	12/28/37	479,760
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
206,034	2.970	10/25/35	200,176

			3,965,334

Interest Only(f) — 0.0%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
38,488	5.500	06/25/33	1,904
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2(c)(d)
1,768,905	1.191	03/13/40	14,483
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
93,639	5.250	07/25/33	5,799
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(d)(g)
55,202	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(d)(g)
76,450	0.000	08/25/33	—
FHLMC REMIC Series 2575, Class IB
14,271	5.500	08/15/30	117
FNMA REMIC Series 2004-47, Class EI(d)(g)
157,419	0.000	06/25/34	1,473
FNMA REMIC Series 2004-62, Class DI(d)(g)
89,348	0.000	07/25/33	584
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(d)
71,005	0.120	08/25/33	223
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(d)
27,348	0.320	07/25/33	100
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2(c)(d)
2,043,001	1.466	02/11/36	17,677

			42,360

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations — (continued)
Inverse Floaters(d) — 0.2%
FNMA REMIC Series 1993-248, Class SA
$73,546	6.282%	08/25/23	$74,704
GNMA Series 2001-48, Class SA
16,909	25.380	10/16/31	25,294
GNMA Series 2001-51, Class SA
26,552	31.023	10/16/31	42,491
GNMA Series 2001-51, Class SB
33,320	25.380	10/16/31	51,399
GNMA Series 2001-59, Class SA
25,731	25.217	11/16/24	37,871
GNMA Series 2002-13, Class SB
11,113	35.976	02/16/32	18,852

			250,611

Regular Floater(d)(g) — 0.0%
FHLMC REMIC Series 3038, Class XA
29,532	0.000	09/15/35	29,212
FHLMC REMIC Series 3325, Class SX
22,306	0.000	06/15/37	22,003

			51,215

Sequential Fixed Rate — 0.3%
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7
415,238	6.000	08/25/37	308,238

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$4,617,758

Commercial Mortgage-Backed Securities — 2.0%
Sequential Fixed Rate — 0.8%
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
$1,000,000	6.278%	11/15/39	$1,037,698

Sequential Floating Rate(d) — 1.2%
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
1,000,000	5.197	11/15/30	1,082,180
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5
400,000	5.738	05/15/43	429,544

			1,511,724

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$2,549,422

Federal Agencies — 8.8%
Adjustable Rate FHLMC(d) — 0.3%
$382,812	2.983%	08/01/35	$399,899

Adjustable Rate FNMA(d) — 0.8%
19,836	3.290	09/01/32	20,702
115,278	3.381	12/01/33	120,152
192,826	2.985	01/01/34	202,382
354,232	2.763	02/01/34	371,998
219,746	2.902	01/01/35	229,650

			944,884

Adjustable Rate GNMA(d) — 0.6%
16,063	4.375	06/20/23	16,639
7,240	3.625	07/20/23	7,443
7,554	3.625	08/20/23	7,765
19,776	3.625	09/20/23	20,332

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — (continued)
Adjustable Rate GNMA(d) — (continued)
$5,981	3.375%	03/20/24	$6,180
51,749	4.375	04/20/24	53,691
6,266	4.375	05/20/24	6,495
53,893	4.375	06/20/24	55,957
28,638	3.625	07/20/24	29,582
38,990	3.625	08/20/24	40,208
12,396	3.625	09/20/24	12,754
15,470	3.125	11/20/24	16,005
13,580	3.125	12/20/24	14,159
10,506	3.375	01/20/25	10,929
5,263	3.375	02/20/25	5,475
17,720	4.375	05/20/25	18,490
13,008	3.625	07/20/25	13,489
6,602	3.375	02/20/26	6,838
366	3.625	07/20/26	377
19,156	3.375	01/20/27	19,904
6,713	3.375	02/20/27	6,950
52,449	4.375	04/20/27	54,484
5,933	4.375	05/20/27	6,164
5,705	4.375	06/20/27	5,927
1,994	3.125	11/20/27	2,058
8,429	3.125	12/20/27	8,690
16,368	3.375	01/20/28	16,956
5,399	3.250	02/20/28	5,591
6,292	3.375	03/20/28	6,519
30,766	3.625	07/20/29	31,748
12,705	3.625	08/20/29	13,111
3,990	3.625	09/20/29	4,118
16,247	3.125	10/20/29	16,749
20,486	3.125	11/20/29	21,120
4,818	3.125	12/20/29	4,968
6,475	3.250	01/20/30	6,706
3,304	3.250	02/20/30	3,422
13,129	3.250	03/20/30	13,598
20,030	4.375	04/20/30	20,840
50,788	4.375	05/20/30	52,994
4,104	4.375	06/20/30	4,270
40,050	3.625	07/20/30	41,693
7,014	3.625	09/20/30	7,314
13,482	2.875	10/20/30	13,867

			732,569

FHLMC — 1.7%
37,468	8.000	07/01/15	40,802
8,469	7.000	12/01/15	9,010
40,677	6.500	07/01/16	44,301
79,608	7.000	04/01/31	89,297
138,801	7.000	07/01/32	155,528
204,024	6.500	04/01/34	225,650
352,264	5.000	04/01/39	377,748
90,421	5.000	05/01/39	96,963
182,323	5.000	06/01/39	195,513
95,402	5.000	10/01/39	102,304
486,278	5.000	11/01/39	520,393
290,210	5.000	12/01/39	311,205

			2,168,714

FNMA — 5.2%
484,029	4.000	09/01/18	513,606
248,203	6.000	09/01/19	270,378
307,161	6.000	12/01/20	334,604
187,818	5.500	09/01/23	203,458
73,837	5.500	10/01/23	80,202
25,542	7.000	11/01/30	28,283

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — (continued)
FNMA — (continued)
$105,065	7.500%	03/01/31	$116,265
457,728	6.000	04/01/35	502,590
202,763	6.000	11/01/35	223,790
21,255	6.000	10/01/37	23,072
351,853	6.000	06/01/38	381,953
1,595,347	5.000	01/01/39	1,708,260
49,520	4.500	04/01/39	51,984
474,334	5.000	06/01/39	507,834
93,922	4.500	07/01/39	98,743
135,591	4.500	08/01/39	142,551
172,456	5.000	09/01/39	185,013
202,355	4.500	10/01/39	212,742
112,088	5.000	10/01/39	120,249
174,251	4.500	11/01/39	183,194
87,234	4.500	12/01/39	91,711
225,305	4.500	01/01/40	236,869
292,545	5.000	01/01/40	313,846

			6,531,197

GNMA — 0.2%
32,152	5.000	05/15/39	34,733
155,308	5.000	06/15/39	167,873

			202,606

TOTAL FEDERAL AGENCIES			$10,979,869

TOTAL MORTGAGE-BACKED OBLIGATIONS			$18,147,049

Agency Debentures — 1.4%
FHLMC
$300,000	4.500%	04/02/14	$333,715
700,000	5.000	11/13/14	797,007
Tennessee Valley Authority(h)
600,000	5.375	04/01/56	687,888

TOTAL AGENCY DEBENTURES			$1,818,610

Asset-Backed Securities — 1.3%
Home Equity — 0.4%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(c)(d)
$145,701	1.329%	10/25/37	$134,037
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(c)(d)
120,000	1.579	10/25/37	67,027
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(c)(d)
210,000	1.779	10/25/37	85,792
Countrywide Home Equity Loan Trust Series 2002-E, Class A(d)
49,748	0.601	10/15/28	40,135
Countrywide Home Equity Loan Trust Series 2003-D, Class A(d)
92,211	0.601	06/15/29	64,847
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A(d)
153,685	0.621	02/15/34	63,311
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
52,148	7.000	09/25/37	28,664
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
62,513	7.000	09/25/37	33,792

			517,605

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
117,452	8.330	04/01/30	117,252

Principal		Interest	Maturity
Amount		Rate	Date	Value
Asset-Backed Securities — (continued)
Student Loan(c)(d) — 0.8%
Nelnet Student Loan Trust Series 2010-3A, Class A
	$1,000,000	1.212%	07/27/48	$1,000,000

TOTAL ASSET-BACKED SECURITIES				$1,634,857

Foreign Debt Obligations — 1.0%
Sovereign — 0.8%
Mexican Bonos
MXN	6,360,000	9.000%	12/20/12	$545,049
Republic of Indonesia(c)
	$100,000	5.875	03/13/20	111,000
Republic of Peru
	100,000	7.125	03/30/19	122,250
State of Qatar(c)
	270,000	5.250	01/20/20	285,862

				1,064,161

Supranational — 0.2%
North American Development Bank
	200,000	4.375	02/11/20	210,608

TOTAL FOREIGN DEBT OBLIGATIONS				$1,274,769

Government Guarantee Obligations — 4.8%
Achmea Hypotheekbank NV(c)(i)
	$400,000	3.200%	11/03/14	$418,030
Ally Financial, Inc.(j)
	700,000	1.750	10/30/12	715,250
ANZ National (International) Ltd.(c)(i)
	400,000	3.250	04/02/12	412,180
BRFkredit A/S(c)(i)
	500,000	2.050	04/15/13	509,261
Citigroup Funding, Inc.(j)
	300,000	1.875	11/15/12	307,376
Danske Bank AS(c)(i)
	100,000	2.500	05/10/12	102,438
General Electric Capital Corp.(j)
	500,000	2.000	09/28/12	513,252
	200,000	2.625	12/28/12	208,585
Kreditanstalt fuer Wiederaufbau(i)
	600,000	1.875	01/14/13	613,450
Landwirtschaftliche Rentenbank(i)
	300,000	5.250	07/02/12	325,071
LeasePlan Corp. NV(c)(i)
	300,000	3.000	05/07/12	309,237
Royal Bank of Scotland PLC(c)(i)
	500,000	1.500	03/30/12	503,949
Swedish Housing Finance Corp.(c)(i)
	100,000	3.125	03/23/12	103,609
Western Corporate Federal Credit Union(j)
	200,000	1.750	11/02/12	204,179
Westpac Banking Corp.(c)(i)
	400,000	3.250	12/16/11	413,068
	300,000	1.900	12/14/12	304,002
Westpac Securities NZ Ltd.(c)(i)
	100,000	2.500	05/25/12	102,336

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$6,065,273

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 0.5%
California — 0.4%
California State GO Bonds Build America Taxable Series 2009
$75,000	7.500%	04/01/34	$83,501
125,000	7.550	04/01/39	140,881
California State GO Bonds Build America Taxable Series 2010
80,000	7.950	03/01/36	85,613
175,000	7.625	03/01/40	198,296

			508,291

Illinois — 0.1%
Illinois State GO Bonds Build America Series 2010
75,000	7.350	07/01/35	77,992

TOTAL MUNICIPAL DEBT OBLIGATIONS			$586,283

U.S. Treasury Obligations — 9.6%
United States Treasury Bonds
$200,000	4.625%	02/15/40	$222,396
800,000	4.375	05/15/40	855,184
United States Treasury Inflation Protected Securities
115,743	2.375	01/15/25	127,245
United States Treasury Notes
1,000,000	1.000	04/30/12	1,008,780
3,600,000	0.750	05/31/12	3,615,012
1,100,000	0.625	06/30/12	1,101,837
100,000	1.750	04/15/13	102,686
200,000	2.500	04/30/15	209,272
800,000	1.750	07/31/15	805,872
600,000	3.125	10/31/16	635,670
800,000	3.250	12/31/16	851,440
550,000	3.125	05/15/19	566,709
1,300,000	3.625	08/15/19	1,385,709
400,000	3.500	05/15/20	420,000
United States Treasury Principal-Only STRIPS(k)
200,000	0.000	11/15/21	135,354

TOTAL U.S. TREASURY OBLIGATIONS			$12,043,166

Short-term Investment(l) — 2.9%
Repurchase Agreement — 2.9%
Joint Repurchase Agreement Account II
$3,600,000	0.209%	08/02/10	$3,600,000
Maturity Value: $3,600,063

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$126,220,349

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(m) — 0.9%
Boston Global Investment Trust — Enhanced Portfolio II
1,078,490	0.225%	$1,078,490

TOTAL INVESTMENTS — 101.5%		$127,298,839

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(1,942,283)

NET ASSETS — 100.0%		$125,356,556

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $8,078,512, which represents approximately 6.4% of net assets as of July 31, 2010.

(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2010.

(e) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(h) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i) Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $4,116,631, which represents approximately 3.3% of net assets as of July 31, 2010.

(j) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $1,948,642, which represents approximately 1.5% of net assets as of July 31, 2010.

(k) Issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Joint repurchase agreement was entered into on July 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

(m) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Currency Abbreviations:
EUR	— Euro
KRW	— South Korean Won
MXN	— Mexican Peso

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS — At July 31, 2010, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies:

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Loss

JPMorgan Securities, Inc.	EUR	Sale	08/23/10	$556,439	$(19,035)

FUTURES CONTRACTS — At July 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	(1)	September 2010	$(248,975)	$19
Eurodollars	(1)	December 2010	(248,888)	10
Eurodollars	(1)	March 2011	(248,725)	(40)
Eurodollars	(1)	June 2011	(248,437)	(65)
Eurodollars	(1)	September 2011	(248,063)	(52)
Eurodollars	(1)	December 2011	(247,575)	(61)
Eurodollars	(1)	March 2012	(247,113)	(69)
S&P Mini 500 Index	4	September 2010	219,660	(132)
5 Year U.S. Treasury Notes	3	September 2010	359,484	1,844
10 Year U.S. Treasury Notes	12	September 2010	1,485,750	8,717
30 Year U.S. Treasury Bonds	9	September 2010	1,158,469	34,515

TOTAL				$44,686

SWAP CONTRACTS — At July 31, 2010, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
	Notional			Payments	Payments
	Amount		Termination	received by	made by	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Gain (Loss)*

Deutsche Bank Securities, Inc.	KRW	253,000	01/28/11	2.820%	3 month KWCDC	$29
		550,000	06/26/11	3.693	3 month KWCDC	3,362
		219,234	07/06/11	3.620	3 month KWCDC	1,170
		366,287	07/07/11	3.626	3 month KWCDC	1,966
JPMorgan Securities, Inc.		246,000	01/28/11	2.830	3 month KWCDC	39
		200,000	06/15/11	3.900	3 month KWCDC	1,624
		540,000	06/22/11	3.720	3 month KWCDC	3,495
		174,212	07/08/11	3.660	3 month KWCDC	979

TOTAL						$12,664

* There are no upfront payments on the swap contract(s), therefore the unrealized gain/loss of the swap contract(s) is equal to their market value.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

			Rates		Credit		Upfront
		Notional	received		Spread at		Payments
	Referenced	Amount	(paid) by	Termination	July 31, 2010	Market	made (received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(basis points)(a)	Value	by the Fund	Gain (Loss)

Protection Sold:
Credit Suisse First Boston Corp.	ABX-HE-AAA 07-1 Index	$592	0.090%	08/25/37	2,230	$(328,708)	$(127,048)	$(201,660)
	ABX-HE-AAA 07-2 Index	199	0.760	01/25/38	2,276	(112,826)	(56,375)	(56,451)

TOTAL						$(441,534)	$(183,423)	$(258,111)

(a) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$122,263,523

Gross unrealized gain	10,007,147
Gross unrealized loss	(4,971,831)

Net unrealized security gain	$5,035,316

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.5%
Aerospace & Defense — 3.3%
114,188	Honeywell International, Inc.	$4,894,098
161,986	Northrop Grumman Corp.	9,498,859
26,178	Rockwell Collins, Inc.	1,496,334
10,803	The Boeing Co.	736,116
20,057	United Technologies Corp.	1,426,053

		18,051,460

Air Freight & Logistics — 2.9%
17,488	FedEx Corp.	1,443,634
216,377	United Parcel Service, Inc. Class B	14,064,505

		15,508,139

Auto Components — 1.1%
18,031	Autoliv, Inc.*	1,035,701
109,887	Johnson Controls, Inc.	3,165,844
44,740	TRW Automotive Holdings Corp.*	1,569,927

		5,771,472

Automobiles* — 0.9%
405,468	Ford Motor Co.	5,177,826

Beverages — 1.7%
74,244	Hansen Natural Corp.*	3,110,081
92,377	PepsiCo., Inc.	5,996,191

		9,106,272

Biotechnology* — 2.6%
134,397	Amgen, Inc.	7,328,668
18,564	Celgene Corp.	1,023,805
22,228	Cephalon, Inc.	1,261,439
130,120	Gilead Sciences, Inc.	4,335,598

		13,949,510

Building Products* — 0.2%
37,963	Armstrong World Industries, Inc.	1,387,927

Capital Markets — 0.4%
44,929	Bank of New York Mellon Corp.	1,126,370
67,684	SEI Investments Co.	1,298,179

		2,424,549

Chemicals — 1.4%
4,035	Airgas, Inc.	263,445
6,509	Ashland, Inc.	330,983
32,477	Eastman Chemical Co.	2,034,359
150,141	Huntsman Corp.	1,571,976
15,040	Monsanto Co.	869,914
34,558	The Scotts Miracle-Gro Co.	1,667,423
9,959	The Sherwin-Williams Co.	688,665

		7,426,765

Commercial Banks — 0.2%
43,144	U.S. Bancorp	1,031,142

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies — 0.1%
18,012	R.R. Donnelley & Sons Co.	$303,862

Communications Equipment — 4.0%
847,261	Cisco Systems, Inc.*	19,546,311
14,142	EchoStar Corp.*	270,112
242,328	Tellabs, Inc.	1,691,450

		21,507,873

Computers & Peripherals — 5.8%
20,629	Apple, Inc.*	5,306,810
605,351	Dell, Inc.*	8,014,847
142,438	Hewlett-Packard Co.	6,557,846
46,159	Lexmark International, Inc.*	1,696,343
18,471	NCR Corp.*	253,053
31,190	SanDisk Corp.*	1,363,003
467,666	Seagate Technology*	5,869,208
92,336	Western Digital Corp.*	2,436,747

		31,497,857

Consumer Finance — 0.3%
37,050	Capital One Financial Corp.	1,568,327

Diversified Consumer Services* — 0.5%
57,053	Apollo Group, Inc.	2,631,855

Diversified Financial Services — 0.0%
931	CME Group, Inc.	259,563

Diversified Telecommunication Services — 0.2%
34,821	Verizon Communications, Inc.	1,011,898

Electric Utilities — 0.1%
5,941	Exelon Corp.	248,512
20,305	PPL Corp.	554,123

		802,635

Electrical Equipment — 1.2%
6,395	Cooper Industries PLC	288,734
81,874	Emerson Electric Co.	4,056,038
37,786	Rockwell Automation, Inc.	2,046,112

		6,390,884

Electronic Equipment, Instruments & Components — 1.8%
7,821	Arrow Electronics, Inc.*	193,883
83,910	Flextronics International Ltd.*	521,920
345,840	Ingram Micro, Inc.*	5,716,735
114,123	Tyco Electronics Ltd.	3,081,321
48,278	Vishay Intertechnology, Inc.*	409,880

		9,923,739

Energy Equipment & Services — 1.9%
22,210	Exterran Holdings, Inc.*(a)	592,341
26,441	Halliburton Co.	790,057
70,127	Nabors Industries Ltd.*	1,291,038
74,648	National-Oilwell Varco, Inc.	2,923,215
74,959	Schlumberger Ltd.	4,472,054

		10,068,705

Food & Staples Retailing — 0.9%
94,708	Wal-Mart Stores, Inc.	4,848,103

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food Products — 1.4%
148,758	Archer-Daniels-Midland Co.	$4,070,019
13,180	Smithfield Foods, Inc.*	187,815
192,949	Tyson Foods, Inc.	3,378,537

		7,636,371

Health Care Equipment & Supplies — 2.1%
467,767	Boston Scientific Corp.*	2,619,495
191,578	CareFusion Corp.*	4,036,548
24,362	Hill-Rom Holdings, Inc.	804,921
92,034	Medtronic, Inc.	3,402,497
11,640	Stryker Corp.	542,075

		11,405,536

Health Care Providers & Services — 2.3%
219,454	Cardinal Health, Inc.	7,081,780
82,342	Coventry Health Care, Inc.*	1,632,842
15,609	Humana, Inc.*	733,935
54,801	WellPoint, Inc.*	2,779,507

		12,228,064

Hotels, Restaurants & Leisure — 2.1%
146,454	Carnival Corp.	5,079,025
6,500	Panera Bread Co.*	508,365
237,365	Starbucks Corp.	5,898,520

		11,485,910

Household Durables — 0.4%
27,930	Harman International Industries, Inc.*	849,351
11,867	Mohawk Industries, Inc.*	580,652
8,572	Whirlpool Corp.	714,048

		2,144,051

Household Products — 1.6%
139,427	The Procter & Gamble Co.	8,527,355

Independent Power Producers & Energy Traders — 0.1%
22,041	Constellation Energy Group, Inc.	696,496

Industrial Conglomerates — 0.8%
14,585	3M Co.	1,247,601
84,780	General Electric Co.	1,366,654
13,723	Textron, Inc.	284,889
42,210	Tyco International Ltd.	1,615,799

		4,514,943

Insurance — 1.0%
231,723	Unum Group	5,287,919

Internet & Catalog Retail — 1.4%
50,013	Amazon.com, Inc.*(b)	5,896,033
12,003	Expedia, Inc.	272,228
103,992	Liberty Media Corp. - Interactive*	1,177,189

		7,345,450

Internet Software & Services* — 3.0%
30,117	Google, Inc.	14,602,228

Shares	Description	Value
Common Stocks — (continued)
Internet Software & Services* — (continued)
67,649	VeriSign, Inc.	$1,904,319

		16,506,547

IT Services — 4.5%
486,485	Accenture PLC	19,284,265
20,832	Amdocs Ltd.*	569,339
18,489	International Business Machines Corp.	2,373,988
87,791	NeuStar, Inc.*	2,039,385

		24,266,977

Machinery — 3.6%
4,052	Caterpillar, Inc.	282,627
16,650	CNH Global NV*	512,487
37,540	Cummins, Inc.	2,988,559
12,126	Eaton Corp.	951,406
3,394	Navistar International Corp.*	175,504
61,475	Oshkosh Corp.*	2,113,511
35,641	PACCAR, Inc.	1,633,071
202,527	The Toro Co.	10,541,530
9,652	Timken Co.	324,500

		19,523,195

Media — 2.6%
46,660	Comcast Corp. Special Class A	861,344
66,150	DIRECTV*	2,458,134
238,702	DISH Network Corp.	4,793,136
93,750	News Corp.	1,223,437
32,765	Scripps Networks Interactive	1,396,772
100,284	Time Warner, Inc.	3,154,935

		13,887,758

Metals & Mining — 2.3%
128,095	Freeport-McMoRan Copper & Gold, Inc.	9,163,916
26,540	Newmont Mining Corp.	1,483,586
25,869	Reliance Steel & Aluminum Co.	1,016,135
18,334	Schnitzer Steel Industries, Inc.	840,064

		12,503,701

Multiline Retail — 1.0%
98,760	Big Lots, Inc.*	3,388,456
59,348	Nordstrom, Inc.	2,017,832

		5,406,288

Oil, Gas & Consumable Fuels — 8.1%
72,516	Chesapeake Energy Corp.	1,525,011
94,895	Chevron Corp.	7,231,948
29,762	Cimarex Energy Co.	2,049,709
86,628	ConocoPhillips	4,783,598
20,606	Devon Energy Corp.	1,287,669
324,397	Exxon Mobil Corp.	19,360,013
58,717	Hess Corp.	3,146,644
12,672	Sunoco, Inc.	452,010
223,928	Valero Energy Corp.	3,804,537

		43,641,139

Paper & Forest Products — 0.6%
6,931	Domtar Corp.	405,464

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Paper & Forest Products — (continued)
112,922	International Paper Co.	$2,732,712

		3,138,176

Personal Products — 0.4%
38,887	Herbalife Ltd.	1,930,351

Pharmaceuticals — 3.3%
347,936	Eli Lilly & Co.	12,386,521
57,713	King Pharmaceuticals, Inc.*	505,566
348,113	Pfizer, Inc.	5,221,695

		18,113,782

Professional Services — 0.4%
45,663	Manpower, Inc.	2,190,911

Real Estate Investment Trusts — 3.1%
21,087	AvalonBay Communities, Inc.	2,216,033
79,607	Rayonier, Inc.	3,887,210
117,171	Simon Property Group, Inc.	10,453,996

		16,557,239

Semiconductors & Semiconductor Equipment — 4.7%
32,566	Advanced Micro Devices, Inc.*	243,919
55,638	Fairchild Semiconductor International, Inc.*	505,193
946,857	Intel Corp.	19,505,254
151,559	Micron Technology, Inc.*	1,103,350
158,870	Texas Instruments, Inc.	3,922,500

		25,280,216

Software — 7.9%
1,180,162	Microsoft Corp.	30,459,981
371,344	Oracle Corp.	8,778,572
291,849	Symantec Corp.*	3,785,282

		43,023,835

Specialty Retail — 2.9%
61,440	AutoNation, Inc.*(a)	1,500,979
35,230	Best Buy Co., Inc.	1,221,072
51,039	Guess?, Inc.	1,822,092
20,356	Limited Brands, Inc.	521,928
12,599	PetSmart, Inc.	391,199
138,414	Ross Stores, Inc.	7,288,881
30,414	The Home Depot, Inc.	867,103
70,102	Williams-Sonoma, Inc.	1,872,425

		15,485,679

Textiles, Apparel & Luxury Goods — 0.9%
68,719	NIKE, Inc. Class B	5,060,467

Tobacco — 3.9%
278,674	Lorillard, Inc.	21,246,106

Trading Companies & Distributors* — 0.1%
7,878	WESCO International, Inc.	283,057

Wireless Telecommunication Services — 0.5%
21,128	Leap Wireless International, Inc.*	251,212
501,621	Sprint Nextel Corp.*	2,292,408

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services — (continued)
13,136	Telephone & Data Systems, Inc.	$448,332

		2,991,952

TOTAL COMMON STOCKS		$532,959,834

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment© — 2.0%
Repurchase Agreement — 2.0%
Joint Repurchase Agreement Account II
$10,900,000	0.209%	08/02/10	$10,900,000
Maturity Value: $10,900,190

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$543,859,834

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 0.1%
Boston Global Investment Trust — Enhanced Portfolio II
398,257	0.225%	$398,257

TOTAL INVESTMENTS — 100.6%		$544,258,091

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(3,047,465)

NET ASSETS — 100.0%		$541,210,626

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Joint repurchase agreement was entered into on July 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2010.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2010 the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P Mini 500 Index	144	September 2010	$7,907,760	$253,120

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$504,941,258

Gross unrealized gain	61,342,910
Gross unrealized loss	(22,026,077)

Net unrealized security gain	$39,316,833

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.4%
Aerospace & Defense — 2.1%
172,835	Northrop Grumman Corp.	$10,135,045
34,430	The Boeing Co.	2,346,060

		12,481,105

Air Freight & Logistics — 1.4%
69,054	FedEx Corp.	5,700,408
42,946	United Parcel Service, Inc. Class B	2,791,490

		8,491,898

Auto Components — 0.2%
8,165	Autoliv, Inc.*	468,997
14,112	Federal-Mogul Corp.*	253,169
6,333	Johnson Controls, Inc.	182,454
10,408	TRW Automotive Holdings Corp.*	365,217

		1,269,837

Beverages — 0.8%
6,711	Dr. Pepper Snapple Group, Inc.	251,998
16,026	Hansen Natural Corp.*	671,329
60,536	PepsiCo., Inc.	3,929,392

		4,852,719

Biotechnology* — 1.5%
113,217	Amgen, Inc.	6,173,723
16,616	Cephalon, Inc.	942,958
32,139	Gilead Sciences, Inc.	1,070,871
45,539	Myriad Genetics, Inc.	660,771

		8,848,323

Building Products*(a) — 0.2%
30,829	Armstrong World Industries, Inc.	1,127,108

Capital Markets — 2.3%
294,303	Bank of New York Mellon Corp.	7,378,176
59,733	Eaton Vance Corp.	1,789,601
247,242	SEI Investments Co.	4,742,101

		13,909,878

Chemicals — 1.3%
23,305	Cytec Industries, Inc.	1,163,386
70,966	Eastman Chemical Co.	4,445,310
175,985	Huntsman Corp.	1,842,563
18,612	The Dow Chemical Co.	508,666

		7,959,925

Commercial Banks — 5.7%
153,698	BB&T Corp.	3,816,321
97,600	Fifth Third Bancorp	1,240,496
20,893	PNC Financial Services Group, Inc.	1,240,835
69,471	Regions Financial Corp.	509,223
340,158	U.S. Bancorp	8,129,776
676,223	Wells Fargo & Co.	18,751,664

		33,688,315

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment* — 0.3%
241,709	Motorola, Inc.	$1,810,400

Computers & Peripherals* — 0.6%
278,753	Seagate Technology	3,498,350

Consumer Finance — 1.6%
78,563	AmeriCredit Corp.*(a)	1,894,154
173,741	Capital One Financial Corp.	7,354,457

		9,248,611

Containers & Packaging — 0.1%
10,868	Sonoco Products Co.	355,384

Diversified Financial Services — 7.3%
1,409,419	Bank of America Corp.	19,788,243
2,105,634	Citigroup, Inc.*	8,633,099
3,231	CME Group, Inc.	900,803
356,195	JPMorgan Chase & Co.	14,347,535

		43,669,680

Diversified Telecommunication Services — 4.1%
715,140	AT&T, Inc.	18,550,732
47,060	Frontier Communications Corp.	359,539
196,054	Verizon Communications, Inc.	5,697,329

		24,607,600

Electric Utilities — 3.4%
15,921	DPL, Inc.	402,961
661,293	Duke Energy Corp.	11,308,110
201,899	Exelon Corp.	8,445,435
9,115	PPL Corp.	248,748

		20,405,254

Electrical Equipment — 0.3%
12,553	General Cable Corp.*	333,157
28,094	Rockwell Automation, Inc.	1,521,290

		1,854,447

Electronic Equipment, Instruments & Components — 1.0%
163,209	Flextronics International Ltd.*	1,015,160
207,137	Ingram Micro, Inc.*	3,423,975
48,813	Tyco Electronics Ltd.	1,317,951
32,862	Vishay Intertechnology, Inc.*	278,998

		6,036,084

Energy Equipment & Services* — 0.7%
120,020	Exterran Holdings, Inc.(a)	3,200,933
64,229	Nabors Industries Ltd.	1,182,456

		4,383,389

Food & Staples Retailing — 0.3%
36,464	Safeway, Inc.	748,970
70,945	SUPERVALU, Inc.	800,260

		1,549,230

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food Products — 2.6%
193,126	Archer-Daniels-Midland Co.	$5,283,927
22,636	Campbell Soup Co.	812,632
35,650	ConAgra Foods, Inc.	837,062
15,855	Kellogg Co.	793,543
61,385	Smithfield Foods, Inc.*	874,736
387,744	Tyson Foods, Inc.	6,789,398

		15,391,298

Gas Utilities — 0.1%
11,876	Energen Corp.	527,769

Health Care Equipment & Supplies — 0.7%
340,058	Boston Scientific Corp.*	1,904,325
82,593	CareFusion Corp.*	1,740,235
17,825	Medtronic, Inc.	658,990

		4,303,550

Health Care Providers & Services — 2.4%
167,670	Cardinal Health, Inc.	5,410,711
170,009	Coventry Health Care, Inc.*	3,371,279
41,967	UnitedHealth Group, Inc.	1,277,895
86,403	WellPoint, Inc.*	4,382,360

		14,442,245

Household Durables — 0.6%
41,040	Harman International Industries, Inc.*	1,248,027
33,089	Mohawk Industries, Inc.*	1,619,045
10,298	Whirlpool Corp.	857,823

		3,724,895

Household Products — 2.0%
18,059	Kimberly-Clark Corp.	1,157,943
174,450	The Procter & Gamble Co.	10,669,362

		11,827,305

Independent Power Producers & Energy Traders — 0.6%
54,368	Constellation Energy Group, Inc.	1,718,029
150,318	Mirant Corp.*	1,648,988
14,186	NRG Energy, Inc.*	321,739

		3,688,756

Industrial Conglomerates — 2.4%
875,315	General Electric Co.	14,110,078

Insurance — 6.2%
76,049	ACE Ltd.	4,036,681
16,131	Aon Corp.	607,655
10,024	Axis Capital Holdings Ltd.	312,448
81,381	Berkshire Hathaway, Inc. Class B*	6,357,484
7,185	Everest Re Group Ltd.	557,699
86,539	MetLife, Inc.	3,639,830
9,170	Principal Financial Group, Inc.	234,844
34,738	Prudential Financial, Inc.	1,990,140
5,076	RenaissanceRe Holdings Ltd.	290,449
31,118	The Chubb Corp.	1,637,740
25,045	The Progressive Corp.	491,884
125,635	The Travelers Cos., Inc.	6,338,286

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
463,405	Unum Group	$10,574,902

		37,070,042

Internet & Catalog Retail* — 0.5%
261,527	Liberty Media Corp. — Interactive	2,960,486

IT Services — 0.4%
51,484	Accenture PLC	2,040,826

Machinery — 2.1%
9,758	Cummins, Inc.	776,834
17,499	Eaton Corp.	1,372,971
88,591	Oshkosh Corp.*	3,045,759
80,825	The Toro Co.	4,206,941
24,158	Timken Co.	812,192
104,472	Trinity Industries, Inc.	2,128,095

		12,342,792

Media — 5.1%
292,470	Comcast Corp.	5,694,391
109,895	Comcast Corp. Special Class A	2,028,662
7,979	DIRECTV*	296,499
328,073	DISH Network Corp.	6,587,706
16,512	Liberty Media — Starz*	906,344
345,461	News Corp.	4,508,266
33,151	News Corp. Class B	490,303
9,665	Scripps Networks Interactive	412,019
293,989	Time Warner, Inc.	9,248,894

		30,173,084

Metals & Mining — 0.8%
108,868	Reliance Steel & Aluminum Co.	4,276,335
10,176	Schnitzer Steel Industries, Inc.	466,264

		4,742,599

Multi-Utilities — 2.4%
105,664	Dominion Resources, Inc.	4,436,831
21,232	DTE Energy Co.	980,069
100,774	Integrys Energy Group, Inc.	4,771,649
75,344	MDU Resources Group, Inc.	1,488,044
162,363	NiSource, Inc.	2,678,990

		14,355,583

Oil, Gas & Consumable Fuels — 10.9%
348,765	Chevron Corp.	26,579,381
93,800	Cimarex Energy Co.	6,460,006
258,074	ConocoPhillips	14,250,846
101,317	Exxon Mobil Corp.	6,046,599
35,616	Hess Corp.	1,908,661
7,903	QEP Resources, Inc.*	272,021
155,578	Tesoro Corp.(a)	2,008,512
429,382	Valero Energy Corp.	7,295,200

		64,821,226

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Paper & Forest Products — 1.0%
4,275	Domtar Corp.	$250,088
226,454	International Paper Co.	5,480,187
15,020	MeadWestvaco Corp.	359,879

		6,090,154

Pharmaceuticals — 7.8%
18,386	Bristol-Myers Squibb Co.	458,179
503,962	Eli Lilly & Co.	17,941,047
66,749	Forest Laboratories, Inc.*	1,852,285
72,095	Johnson & Johnson	4,187,999
147,823	King Pharmaceuticals, Inc.*	1,294,929
1,398,010	Pfizer, Inc.	20,970,150

		46,704,589

Professional Services — 0.3%
40,643	Manpower, Inc.	1,950,051

Real Estate Investment Trusts — 5.3%
64,262	AvalonBay Communities, Inc.	6,753,294
36,405	Plum Creek Timber Co., Inc.(a)	1,306,211
140,271	Rayonier, Inc.	6,849,433
184,665	Simon Property Group, Inc.	16,475,811

		31,384,749

Semiconductors & Semiconductor Equipment — 1.6%
89,324	Advanced Micro Devices, Inc.*	669,037
167,350	Fairchild Semiconductor International, Inc.*	1,519,538
335,256	Intel Corp.	6,906,274
78,176	Micron Technology, Inc.*	569,121

		9,663,970

Software — 1.7%
330,172	Microsoft Corp.	8,521,739
114,175	Symantec Corp.*	1,480,850

		10,002,589

Specialty Retail — 0.9%
85,466	AutoNation, Inc.*(a)	2,087,934
14,405	Guess?, Inc.	514,259
167,901	Office Depot, Inc.*	725,332
76,898	Williams-Sonoma, Inc.	2,053,946

		5,381,471

Thrifts & Mortgage Finance — 0.2%
112,127	Hudson City Bancorp, Inc.	1,392,617

Tobacco — 3.6%
75,000	Altria Group, Inc.	1,662,000
255,231	Lorillard, Inc.	19,458,811

		21,120,811

Wireless Telecommunication Services* — 1.0%
25,281	Leap Wireless International, Inc.(a)	300,591
1,190,844	Sprint Nextel Corp.	5,442,157

		5,742,748

TOTAL COMMON STOCKS		$586,003,820

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 1.9%
Repurchase Agreement — 1.9%
Joint Repurchase Agreement Account II
$11,600,000	0.209%	08/02/10	$11,600,000
Maturity Value: $11,600,202

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$597,603,820

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 0.2%
Boston Global Investment Trust — Enhanced Portfolio II
1,232,271	0.225%	$1,232,271

TOTAL INVESTMENTS — 100.5%		$598,836,091

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(3,146,317)

NET ASSETS — 100.0%		$595,689,774

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on July 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

(c) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2010.

(d) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2010 the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P Mini 500 Index	215	September 2010	$11,806,725	$372,735

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$558,349,264

Gross unrealized gain	81,951,080
Gross unrealized loss	(41,464,253)

Net unrealized security gain	$40,486,827

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.4%
Aerospace & Defense — 0.5%
9,216	AAR Corp.*	$154,829
19,044	Ceradyne, Inc.*	442,773
3,990	Cubic Corp.	161,675
15,583	Triumph Group, Inc.	1,182,749

		1,942,026

Air Freight & Logistics* — 0.4%
41,215	Air Transport Services Group, Inc.	218,851
11,980	Dynamex, Inc.	161,251
124,328	Pacer International, Inc.	1,024,463

		1,404,565

Airlines — 2.6%
32,195	Alaska Air Group, Inc.*	1,660,940
119,363	Allegiant Travel Co.	5,298,524
28,973	JetBlue Airways Corp.*	186,296
255,286	Republic Airways Holdings, Inc.*(a)	1,595,538
60,305	SkyWest, Inc.	750,797

		9,492,095

Auto Components — 1.3%
132,438	Dana Holding Corp.*	1,573,363
60,532	Federal-Mogul Corp.*	1,085,944
35,160	Modine Manufacturing Co.*	356,874
43,526	Standard Motor Products, Inc.	426,555
72,124	Stoneridge, Inc.*	772,448
29,436	Superior Industries International, Inc.	423,584

		4,638,768

Beverages — 0.8%
15,563	Hansen Natural Corp.*	651,934
141,545	National Beverage Corp.	2,012,770
4,711	The Boston Beer Co., Inc.*(a)	326,755

		2,991,459

Biotechnology — 3.6%
68,416	Alkermes, Inc.*	882,566
10,670	Cepheid, Inc.*(a)	176,589
47,504	Cubist Pharmaceuticals, Inc.*	1,025,136
68,941	Emergent Biosolutions, Inc.*	1,280,234
57,542	Enzon Pharmaceuticals, Inc.*(a)	629,510
54,204	Martek Biosciences Corp.*(a)	1,121,481
68,315	Maxygen, Inc.*	424,236
68,797	Myriad Genetics, Inc.*	998,245
378,256	Nabi Biopharmaceuticals*	2,163,624
347,683	PDL BioPharma, Inc.(a)	2,162,588
192,245	Progenics Pharmaceuticals, Inc.*	884,327
25,372	Seattle Genetics, Inc.*	309,031
11,873	United Therapeutics Corp.*	580,471
62,231	ZymoGenetics, Inc.*	254,525

		12,892,563

Shares	Description	Value
Common Stocks — (continued)
Building Products — 1.0%
28,486	American Woodmark Corp.	$470,874
16,034	Armstrong World Industries, Inc.*	586,203
54,653	Insteel Industries, Inc.(a)	507,726
62,717	Universal Forest Products, Inc.	1,942,346

		3,507,149

Capital Markets — 1.9%
93,596	American Capital Ltd.*	485,763
2,970	Capital Southwest Corp.	263,795
40,235	GAMCO Investors, Inc.	1,619,057
75,579	Gladstone Capital Corp.	916,773
144,519	Hercules Technology Growth Capital, Inc.	1,511,669
83,208	MCG Capital Corp.	481,774
133,353	NGP Capital Resources Co.	1,013,483
76,498	Pzena Investment Management, Inc.	527,836

		6,820,150

Chemicals — 1.9%
51,013	A. Schulman, Inc.	999,344
88,957	Omnova Solutions, Inc.*	693,864
223,583	PolyOne Corp.*	2,305,141
65,654	Spartech Corp.*	686,741
22,806	Stepan Co.	1,505,424
19,666	Westlake Chemical Corp.	486,537
7,743	Zep, Inc.	147,427

		6,824,478

Commercial Banks — 5.0%
21,572	1st Source Corp.	396,709
337,630	CVB Financial Corp.(a)	3,437,074
94,369	First Bancorp(a)	1,575,019
14,083	First Bancorp, Inc.	197,162
19,113	FirstMerit Corp.	376,717
55,476	Fulton Financial Corp.	505,386
15,266	Glacier Bancorp, Inc.	243,951
73,138	Great Southern Bancorp, Inc.(a)	1,603,916
223,900	International Bancshares Corp.	3,882,426
27,292	Investors Bancorp, Inc.*	358,344
10,458	Lakeland Financial Corp.	214,703
189,343	Popular, Inc.*	543,415
71,709	Renasant Corp.	1,093,562
7,270	SVB Financial Group*	313,991
67,478	Texas Capital Bancshares, Inc.*	1,126,208
11,204	Trustmark Corp.	246,488
258,293	Wilshire Bancorp, Inc.	1,944,946

		18,060,017

Commercial Services & Supplies — 1.0%
94,794	HNI Corp.(a)	2,449,477
117,464	Kimball International, Inc. Class B	732,975
22,709	Steelcase, Inc.	156,919
96,358	The Standard Register Co.	319,909
2,075	United Stationers, Inc.*	112,361

		3,771,641

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — 2.1%
9,844	Bel Fuse, Inc. Class B	$232,121
22,863	EchoStar Corp.*	436,683
16,134	Emulex Corp.*	140,366
197,162	Extreme Networks, Inc.*	563,883
30,546	PC-Tel, Inc.*	193,356
58,344	Plantronics, Inc.	1,748,570
576,952	Powerwave Technologies, Inc.*(a)	1,050,053
213,236	ShoreTel, Inc.*	1,066,180
227,282	Symmetricom, Inc.*	1,211,413
56,664	Tellabs, Inc.	395,515
98,580	Tollgrade Communications, Inc.*	655,557

		7,693,697

Computers & Peripherals* — 1.2%
106,192	Electronics for Imaging, Inc.	1,130,945
213,284	Imation Corp.	1,987,807
12,595	Isilon Systems, Inc.	220,916
674,365	Quantum Corp.	1,078,984

		4,418,652

Construction & Engineering* — 0.2%
70,048	Dycom Industries, Inc.	633,934

Consumer Finance — 0.8%
328,697	Advance America Cash Advance Centers, Inc.	1,295,066
62,716	Rewards Network, Inc.	871,125
21,232	World Acceptance Corp.*(a)	879,642

		3,045,833

Containers & Packaging* — 0.2%
91,016	Boise, Inc.	545,186

Distributors* — 0.0%
4,578	Core-Mark Holding Co., Inc.	139,721

Diversified Consumer Services*(a) — 0.3%
20,943	Pre-Paid Legal Services, Inc.	1,027,464

Diversified Financial Services — 1.6%
182,594	Compass Diversified Holdings	2,751,692
9,255	Life Partners Holdings, Inc.	160,574
60,120	PHH Corp.*	1,196,989
364,716	Primus Guaranty Ltd.*(a)	1,590,162

		5,699,417

Diversified Telecommunication Services* — 0.2%
33,740	IDT Corp. Class B	624,865

Electric Utilities — 0.8%
9,546	DPL, Inc.	241,609
26,049	Pinnacle West Capital Corp.	992,206
23,800	PNM Resources, Inc.	281,554
62,346	Portland General Electric Co.	1,190,809
5,216	Westar Energy, Inc.	124,558

		2,830,736

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — 1.5%
4,305	American Superconductor Corp.*	$129,796
52,113	Belden, Inc.	1,244,980
25,827	Encore Wire Corp.	549,598
21,723	General Cable Corp.*	576,528
226,865	LSI Industries, Inc.	1,193,310
3,940	Thomas & Betts Corp.*	156,182
69,521	Vicor Corp.	1,094,260
9,057	Woodward Governor Co.	273,884

		5,218,538

Electronic Equipment, Instruments & Components — 2.2%
94,263	Agilysys, Inc.*	747,506
148,587	Brightpoint, Inc.*	1,176,809
46,789	Ingram Micro, Inc.*	773,422
20,487	Insight Enterprises, Inc.*	298,496
76,549	Methode Electronics, Inc.	817,543
188,600	Power-One, Inc.*(a)	2,344,298
78,212	RadiSys Corp.*	771,952
94,080	Smart Modular Technologies, Inc.*	508,973
51,258	Vishay Intertechnology, Inc.*	435,180

		7,874,179

Energy Equipment & Services — 1.6%
153,129	Complete Production Services, Inc.*	2,947,733
6,651	Dril-Quip, Inc.*	347,714
39,812	Exterran Holdings, Inc.*(a)	1,061,786
16,790	Oil States International, Inc.*	771,333
38,790	RPC, Inc.(a)	647,017

		5,775,583

Food & Staples Retailing* — 0.2%
74,341	Winn-Dixie Stores, Inc.	729,285

Food Products — 1.6%
5,559	Cal-Maine Foods, Inc.	175,609
94,712	Dole Food Co., Inc.*(a)	1,036,149
42,788	J&J Snack Foods Corp.	1,784,687
39,516	Lancaster Colony Corp.	2,051,671
38,446	Smithfield Foods, Inc.*	547,856

		5,595,972

Gas Utilities — 0.8%
31,700	Atmos Energy Corp.	919,300
7,288	Nicor, Inc.	319,142
45,824	Southwest Gas Corp.	1,474,158
6,440	WGL Holdings, Inc.	232,355

		2,944,955

Health Care Equipment & Supplies — 2.7%
3,536	Analogic Corp.	160,782
34,248	AngioDynamics, Inc.*	527,762
1,897	Atrion Corp.	273,946
101,539	Hill-Rom Holdings, Inc.	3,354,849
3,474	IDEXX Laboratories, Inc.*(a)	204,063
74,229	Invacare Corp.	1,768,877
30,069	IRIS International, Inc.*	280,243
6,190	Masimo Corp.	142,865

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
108,226	Medical Action Industries, Inc.*	$1,482,696
12,693	Meridian Bioscience, Inc.	243,832
39,439	STERIS Corp.	1,253,766

		9,693,681

Health Care Providers & Services* — 3.8%
144,627	AMN Healthcare Services, Inc.	870,654
85,487	Assisted Living Concepts, Inc.	2,689,421
130,576	Kindred Healthcare, Inc.	1,736,661
52,224	MedCath Corp.	462,705
104,500	Molina Healthcare, Inc.	3,115,145
199,758	PharMerica Corp.	2,608,839
125,440	Universal American Financial Corp.	2,099,866

		13,583,291

Hotels, Restaurants & Leisure — 2.7%
6,890	Biglari Holdings, Inc.*	2,001,545
31,703	Boyd Gaming Corp.*	268,207
26,470	Choice Hotels International, Inc.	873,775
79,130	Domino’s Pizza, Inc.*	1,012,073
18,102	International Speedway Corp.	468,842
15,990	McCormick & Schmick’s Seafood Restaurants, Inc.*	126,481
156,740	O’Charley’s, Inc.*	1,092,478
10,445	Panera Bread Co.*	816,903
124,538	Papa John’s International, Inc.*	3,154,547

		9,814,851

Household Durables — 1.3%
36,123	Blyth, Inc.	1,428,665
107,143	Furniture Brands International, Inc.*(a)	591,429
15,522	Harman International Industries, Inc.*	472,024
18,822	Hooker Furniture Corp.	222,476
69,893	iRobot Corp.*	1,423,021
8,132	Mohawk Industries, Inc.*	397,899

		4,535,514

Household Products* — 0.7%
248,484	Central Garden & Pet Co.	2,512,173

Insurance — 2.2%
95,761	American Equity Investment Life Holding Co.	1,034,219
33,648	Aspen Insurance Holdings Ltd.	920,273
6,484	Axis Capital Holdings Ltd.	202,106
131,724	CNA Surety Corp.*	2,272,239
71,721	CNO Financial Group, Inc.*	385,142
12,044	Endurance Specialty Holdings Ltd.	464,778
59,844	Flagstone Reinsurance Holdings SA	660,678
9,933	Global Indemnity PLC*	151,180
5,170	Infinity Property & Casualty Corp.	248,367
21,184	Platinum Underwriters Holdings Ltd.	827,871
20,341	Primerica, Inc.*	475,369
492	White Mountains Insurance Group Ltd.	154,512

		7,796,734

Shares	Description	Value
Common Stocks — (continued)
Internet & Catalog Retail*(a) — 0.1%
14,734	Overstock.com, Inc.	$291,291

Internet Software & Services — 1.3%
186,298	Internap Network Services Corp.*	871,875
9,615	LogMeIn, Inc.*	274,027
349,644	Marchex, Inc. Class B	1,629,341
49,961	ModusLink Global Solutions, Inc.*	327,744
512,186	RealNetworks, Inc.*	1,700,458

		4,803,445

IT Services* — 1.9%
8,439	Acxiom Corp.	129,454
476,660	Ciber, Inc.	1,587,278
33,625	CSG Systems International, Inc.	634,168
648,008	Lionbridge Technologies, Inc.	3,188,199
66,931	VeriFone Holdings, Inc.	1,464,450

		7,003,549

Leisure Equipment & Products — 0.3%
35,602	Brunswick Corp.	602,386
184,657	Nautilus, Inc.*	365,621
3,297	Polaris Industries, Inc.	196,831

		1,164,838

Life Sciences Tools & Services* — 1.3%
483,304	Accelrys, Inc.	3,407,293
4,096	Dionex Corp.	309,248
102,891	eResearchTechnology, Inc.	833,417

		4,549,958

Machinery — 4.1%
79,003	Albany International Corp.	1,449,705
119,742	Briggs & Stratton Corp.	2,271,506
12,638	EnPro Industries, Inc.*	378,508
65,332	Kadant, Inc.*	1,273,321
29,623	Miller Industries, Inc.	396,059
59,951	Mueller Industries, Inc.	1,481,989
31,368	NACCO Industries, Inc.	2,793,007
37,307	Oshkosh Corp.*	1,282,615
12,507	Tecumseh Products Co.*	161,840
26,751	Tennant Co.	1,003,697
44,421	The Toro Co.	2,312,113

		14,804,360

Marine*(a) — 0.1%
17,107	American Commercial Lines, Inc.	413,134

Media — 0.9%
23,952	Ascent Media Corp.*	665,866
30,479	Harte-Hanks, Inc.	343,803
240,678	Journal Communications, Inc.*	1,145,627
4,373	Scholastic Corp.	110,768
125,184	The E.W. Scripps Co.*	983,946

		3,250,010

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 0.9%
38,148	Brush Engineered Materials, Inc.*	$909,830
49,695	Kaiser Aluminum Corp.	2,037,495
26,995	Worthington Industries, Inc.	386,838

		3,334,163

Multi-Utilities — 1.4%
45,387	Black Hills Corp.	1,448,753
76,982	Integrys Energy Group, Inc.	3,645,098

		5,093,851

Multiline Retail — 0.7%
181,963	Fred’s, Inc.	1,972,479
102,388	Tuesday Morning Corp.*	446,412

		2,418,891

Oil, Gas & Consumable Fuels — 3.6%
38,871	Energy XXI (Bermuda) Ltd.*	659,641
103,517	Frontier Oil Corp.	1,272,224
129,886	International Coal Group, Inc.*	584,487
38,636	Patriot Coal Corp.*	465,950
5,752	Rosetta Resources, Inc.*	126,947
19,093	SM Energy Co.	790,832
63,614	Stone Energy Corp.*	748,100
258,931	Tesoro Corp.(b)	3,342,799
207,941	USEC, Inc.*	1,149,914
205,765	W&T Offshore, Inc.	1,895,096
201,893	Western Refining, Inc.*(a)	1,070,033
5,989	Whiting Petroleum Corp.*	527,092
14,527	World Fuel Services Corp.(a)	378,428

		13,011,543

Paper & Forest Products — 2.2%
50,981	Buckeye Technologies, Inc.*	578,634
40,693	Clearwater Paper Corp.*	2,507,910
48,782	Domtar Corp.	2,853,747
161,458	KapStone Paper and Packaging Corp.*	1,847,080

		7,787,371

Personal Products* — 0.3%
168,242	Mannatech, Inc.	457,618
7,430	Medifast, Inc.(a)	224,683
66,077	Prestige Brands Holdings, Inc.	543,153

		1,225,454

Pharmaceuticals* — 1.7%
245,999	DepoMed, Inc.(a)	703,557
351,559	King Pharmaceuticals, Inc.	3,079,657
9,065	Par Pharmaceutical Cos., Inc.	239,316
108,458	Questcor Pharmaceuticals, Inc.	1,220,153
64,042	ViroPharma, Inc.	843,433

		6,086,116

Shares	Description	Value
Common Stocks — (continued)
Professional Services — 2.5%
16,303	Administaff, Inc.	$424,856
70,132	CDI Corp.	1,178,218
196,343	Kelly Services, Inc.*	2,905,876
122,766	Kforce, Inc.*	1,658,569
249,407	SFN Group, Inc.*	1,868,059
113,425	Volt Information Sciences, Inc.*	1,012,885

		9,048,463

Real Estate Investment Trusts — 8.4%
10,007	Agree Realty Corp.	231,162
86,603	American Campus Communities, Inc.	2,507,157
31,978	BRE Properties, Inc.	1,327,087
43,219	Chimera Investment Corp.	167,258
5,564	CommonWealth REIT	144,386
55,514	Equity Lifestyle Properties, Inc.	2,938,356
21,145	Federal Realty Investment Trust	1,653,328
40,766	FelCor Lodging Trust, Inc.*	241,742
226,025	Franklin Street Properties Corp.	2,759,765
24,882	Health Care REIT, Inc.(b)	1,127,403
72,282	Healthcare Realty Trust, Inc.	1,696,459
45,140	LTC Properties, Inc.	1,112,701
29,877	Mack-Cali Realty Corp.	962,637
163,346	MPG Office Trust, Inc.*	512,906
46,943	National Health Investors, Inc.	1,767,404
103,825	Nationwide Health Properties, Inc.	3,885,132
40,053	Pebblebrook Hotel Trust*	732,569
22,321	Potlatch Corp.	827,216
108,702	Rayonier, Inc.	5,307,919
25,651	Sunstone Hotel Investors, Inc.*	264,718

		30,167,305

Road & Rail — 1.2%
90,691	Marten Transport Ltd.*	2,060,499
21,016	RailAmerica, Inc.*	233,488
30,946	Universal Truckload Services, Inc.*	470,070
74,097	Werner Enterprises, Inc.	1,706,454

		4,470,511

Semiconductors & Semiconductor Equipment — 4.8%
142,650	Applied Micro Circuits Corp.*	1,706,094
126,663	DSP Group, Inc.*	884,108
102,079	Exar Corp.*	713,532
1,100,436	Lattice Semiconductor Corp.*	6,118,424
95,840	LSI Corp.*	386,235
88,294	Micrel, Inc.	858,218
29,854	MIPS Technologies, Inc.*	162,704
79,950	Photronics, Inc.*	361,374
359,785	RF Micro Devices, Inc.*	1,500,304
15,879	Sigma Designs, Inc.*	162,601
692,778	Silicon Image, Inc.*	2,951,234
28,861	TriQuint Semiconductor, Inc.*	200,007
134,792	Zoran Corp.*	1,159,211

		17,164,046

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — 4.3%
16,846	Advent Software, Inc.*(a)(b)	$863,526
95,103	Blackbaud, Inc.	2,252,990
110,878	CommVault Systems, Inc.*	2,053,461
36,713	Epicor Software Corp.*	284,159
51,464	Kenexa Corp.*	619,112
71,994	Magma Design Automation, Inc.*	233,261
103,446	Manhattan Associates, Inc.*	2,778,559
31,073	MicroStrategy, Inc.*	2,578,748
38,695	PROS Holdings, Inc.*	273,574
18,121	Quest Software, Inc.*	365,319
30,091	Renaissance Learning, Inc.(a)	418,265
14,350	Solarwinds, Inc.*	198,317
7,845	Synopsys, Inc.*	171,335
5,424	Taleo Corp.*	133,430
47,005	The Ultimate Software Group, Inc.*	1,516,381
77,154	Unica Corp.*	688,214

		15,428,651

Specialty Retail — 3.5%
86,148	AnnTaylor Stores Corp.*	1,511,036
72,537	Asbury Automotive Group, Inc.*	976,348
104,122	Brown Shoe Co., Inc.	1,522,264
56,846	Build-A-Bear Workshop, Inc.*	343,918
56,999	DSW, Inc.*	1,516,743
9,621	Genesco, Inc.*	262,557
60,403	Group 1 Automotive, Inc.*(a)	1,674,371
4,703	Hibbett Sports, Inc.*	124,488
24,730	Lithia Motors, Inc.	217,624
15,361	Penske Automotive Group, Inc.*	215,054
29,934	Shoe Carnival, Inc.*	630,111
170,186	Stage Stores, Inc.	1,872,046
10,830	The Cato Corp.	252,122
37,938	The Finish Line, Inc.	542,893
31,791	Williams-Sonoma, Inc.	849,138

		12,510,713

Textiles, Apparel & Luxury Goods — 2.3%
22,367	Columbia Sportswear Co.	1,096,207
35,732	Jones Apparel Group, Inc.	623,166
47,743	Kenneth Cole Productions, Inc.*	641,189
42,133	Oxford Industries, Inc.	943,779
61,137	Perry Ellis International, Inc.*	1,368,857
97,093	Skechers U.S.A., Inc.*	3,601,179

		8,274,377

Thrifts & Mortgage Finance — 0.4%
52,348	Brookline Bancorp, Inc.	506,729
69,541	NewAlliance Bancshares, Inc.	846,314
13,993	Washington Federal, Inc.	243,478

		1,596,521

Tobacco*(a) — 0.1%
123,905	Alliance One International, Inc.	467,122

Trading Companies & Distributors*(a) — 0.1%
61,629	BlueLinx Holdings, Inc.	228,644

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services — 1.3%
19,968	Leap Wireless International, Inc.*	$237,419
293,295	USA Mobility, Inc.	4,349,565

		4,586,984

TOTAL COMMON STOCKS		$354,260,483

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.2%
Repurchase Agreement — 2.2%
Joint Repurchase Agreement Account II
$7,900,000	0.209%	08/02/10	$7,900,000
Maturity Value: $7,900,138

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$362,160,483

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 3.8%
Boston Global Investment Trust — Enhanced Portfolio II
13,943,645	0.225%	$13,943,645

TOTAL INVESTMENTS — 104.4%		$376,104,128

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(15,996,183)

NET ASSETS — 100.0%		$360,107,945

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) A portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c) Joint repurchase agreement was entered into on July 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

(d) Represents an affiliated issuer.

(e) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2010.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell Mini 2000 Index	106	September 2010	$6,885,760	$234,355

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$320,294,004

Gross unrealized gain	75,331,764
Gross unrealized loss	(19,521,640)

Net unrealized security gain	$55,810,124

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Aerospace & Defense — 0.5%
1,092	Aerovironment, Inc.*	$26,110
3,835	Cubic Corp.	155,394
918	LMI Aerospace, Inc.*	15,808

		197,312

Air Freight & Logistics* — 0.5%
15,954	Air Transport Services Group, Inc.	84,716
11,007	Pacer International, Inc.	90,697

		175,413

Airlines — 2.6%
2,476	Alaska Air Group, Inc.*	127,737
14,683	Allegiant Travel Co.	651,778
28,592	Republic Airways Holdings, Inc.*	178,700

		958,215

Auto Components — 1.6%
28,625	Dana Holding Corp.*	340,065
3,087	Dorman Products, Inc.*	72,051
2,349	Drew Industries, Inc.*	49,634
7,133	Standard Motor Products, Inc.	69,903
4,200	Stoneridge, Inc.*	44,982
2,403	Superior Industries International, Inc.	34,579

		611,214

Beverages — 0.6%
5,943	National Beverage Corp.	84,509
1,766	The Boston Beer Co., Inc.*	122,490

		206,999

Biotechnology — 7.0%
24,822	Alkermes, Inc.*	320,204
7,376	Cepheid, Inc.*(a)	122,073
19,057	Cubist Pharmaceuticals, Inc.*(b)	411,250
13,492	Emergent Biosolutions, Inc.*	250,546
22,658	Exelixis, Inc.*	70,693
6,931	Genomic Health, Inc.*	89,341
17,655	Maxygen, Inc.*	109,638
5,041	Myriad Genetics, Inc.*	73,145
40,408	Nabi Biopharmaceuticals*	231,134
51,525	PDL BioPharma, Inc.(a)	320,485
14,686	Progenics Pharmaceuticals, Inc.*(a)	67,556
14,636	SciClone Pharmaceuticals, Inc.*	50,494
23,422	Seattle Genetics, Inc.*	285,280
8,088	Synta Pharmaceuticals Corp.*	25,962
2,653	Targacept, Inc.*	57,384
350	United Therapeutics Corp.*	17,111
4,388	ZIOPHARM Oncology, Inc.*(a)	16,411
24,508	ZymoGenetics, Inc.*	100,238

		2,618,945

Shares	Description	Value
Common Stocks — (continued)
Building Products — 0.4%
561	Armstrong World Industries, Inc.*	$20,510
4,811	Simpson Manufacturing Co., Inc.	124,076
713	Trex Co., Inc.*	15,472

		160,058

Capital Markets — 0.5%
3,872	American Capital Ltd.*	20,096
2,947	GAMCO Investors, Inc.	118,587
5,100	Pzena Investment Management, Inc.	35,190

		173,873

Chemicals — 1.6%
739	Ashland, Inc.	37,578
6,012	Ferro Corp.*	64,148
2,380	Omnova Solutions, Inc.*	18,564
6,299	PolyOne Corp.*	64,943
5,455	Spartech Corp.*	57,059
3,876	Stepan Co.	255,855
3,209	TPC Group, Inc.*	52,467
2,766	Zep, Inc.	52,665

		603,279

Commercial Banks — 0.0%
765	International Bancshares Corp.	13,265

Commercial Services & Supplies — 1.9%
1,279	Clean Harbors, Inc.*	80,782
17,757	HNI Corp.(a)	458,841
2,279	Kimball International, Inc. Class B	14,221
4,660	Steelcase, Inc.	32,200
2,256	United Stationers, Inc.*	122,162

		708,206

Communications Equipment — 2.7%
3,452	ADTRAN, Inc.	109,014
6,529	Arris Group, Inc.*	60,850
7,012	Aruba Networks, Inc.*	119,064
974	EMS Technologies, Inc.*	16,207
11,450	Emulex Corp.*	99,615
1,213	Finisar Corp.*	19,444
6,000	Infinera Corp.*	54,300
6,252	Network Engines, Inc.*	12,192
13,384	Plantronics, Inc.	401,119
2,231	Riverbed Technology, Inc.*	82,748
10,317	ShoreTel, Inc.*	51,585

		1,026,138

Computers & Peripherals* — 1.7%
6,333	Hypercom Corp.	27,422
4,681	Imation Corp.	43,627
8,420	Isilon Systems, Inc.	147,687
83,663	Quantum Corp.	133,861
759	Stratasys, Inc.	17,237
5,397	Super Micro Computer, Inc.	77,932
14,182	Xyratex Ltd.	184,224

		631,990

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Consumer Finance — 0.8%
28,663	Advance America Cash Advance Centers, Inc.	$112,932
1,308	Cash America International, Inc.	43,818
7,796	CompuCredit Holdings Corp.(a)	39,526
1,776	Rewards Network, Inc.	24,669
1,948	World Acceptance Corp.*	80,705

		301,650

Containers & Packaging* — 0.4%
27,287	Boise, Inc.	163,449

Distributors* — 0.4%
3,791	Audiovox Corp.	28,243
3,854	Core-Mark Holding Co., Inc.	117,624

		145,867

Diversified Consumer Services — 1.0%
4,522	Pre-Paid Legal Services, Inc.*(a)	221,849
2,470	Steiner Leisure Ltd.*	105,000
2,740	Universal Technical Institute, Inc.	55,814

		382,663

Diversified Financial Services — 0.4%
1,508	Compass Diversified Holdings	22,726
4,517	Life Partners Holdings, Inc.(a)	78,370
13,681	Primus Guaranty Ltd.*	59,649

		160,745

Diversified Telecommunication Services* — 1.0%
20,956	Cbeyond, Inc.	319,160
2,563	IDT Corp. Class B	47,467

		366,627

Electric Utilities — 0.1%
1,854	PNM Resources, Inc.	21,933

Electrical Equipment — 2.8%
4,033	Acuity Brands, Inc.	169,910
6,410	American Superconductor Corp.*(a)	193,262
4,945	Coleman Cable, Inc.*	27,099
1,752	General Cable Corp.*	46,498
5,855	GrafTech International Ltd.*	91,806
3,896	II-VI, Inc.*	133,555
5,905	Vicor Corp.	92,945
9,739	Woodward Governor Co.	294,507

		1,049,582

Electronic Equipment, Instruments & Components — 2.5%
1,491	Agilysys, Inc.*	11,824
10,334	Benchmark Electronics, Inc.*	172,578
18,843	Brightpoint, Inc.*	149,236
2,092	CTS Corp.	19,560
7,365	Insight Enterprises, Inc.*	107,308
14,232	Methode Electronics, Inc.	151,998
20,800	Power-One, Inc.*	258,544
6,979	RadiSys Corp.*	68,883

		939,931

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — 1.3%
4,639	Dril-Quip, Inc.*	$242,527
14,189	RPC, Inc.(a)	236,672

		479,199

Food Products — 2.0%
18,546	Dole Food Co., Inc.*(a)	202,893
644	J & J Snack Foods Corp.	26,861
9,742	Lancaster Colony Corp.	505,805

		735,559

Health Care Equipment & Supplies — 5.1%
2,547	Align Technology, Inc.*	44,191
2,449	Analogic Corp.	111,356
905	AngioDynamics, Inc.*	13,946
3,028	ICU Medical, Inc.*	112,672
13,783	Invacare Corp.	328,449
15,036	Masimo Corp.	347,031
13,724	Medical Action Industries, Inc.*	188,019
10,721	Meridian Bioscience, Inc.	205,950
1,551	NxStage Medical, Inc.*	24,490
5,226	RTI Biologics, Inc.*	15,103
13,768	STERIS Corp.	437,685
5,111	Vascular Solutions, Inc.*	61,536
823	West Pharmaceutical Services, Inc.	29,908

		1,920,336

Health Care Providers & Services — 3.3%
1,064	Amedisys, Inc.*	27,951
1,328	AMERIGROUP Corp.*	47,489
22,679	AMN Healthcare Services, Inc.*	136,528
4,106	CardioNet, Inc.*	19,586
2,720	CorVel Corp.*	108,229
5,279	Cross Country Healthcare, Inc.*	46,877
1,082	Health Net, Inc.*	25,481
9,566	Kindred Healthcare, Inc.*	127,228
3,594	Molina Healthcare, Inc.*	107,137
6,199	Owens & Minor, Inc.	168,551
27,427	PharMerica Corp.*	358,197
8,569	Sunrise Senior Living, Inc.*	25,621
2,962	Universal American Financial Corp.*	49,584

		1,248,459

Health Care Technology* — 0.1%
1,725	Vital Images, Inc.	25,340

Hotels, Restaurants & Leisure — 3.6%
522	Biglari Holdings, Inc.*	151,641
16,913	Caribou Coffee Co., Inc.*(a)	179,616
245	Chipotle Mexican Grill, Inc.*	36,236
24,007	Domino’s Pizza, Inc.*	307,050
2,845	McCormick & Schmick’s Seafood Restaurants, Inc.*	22,504
5,297	O’Charley’s, Inc.*	36,920

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
3,298	P.F. Chang’s China Bistro, Inc.	$136,537
12,577	Papa John’s International, Inc.*	318,575
421	Peet’s Coffee & Tea, Inc.*	17,105
7,921	Texas Roadhouse, Inc.*	106,775
873	The Cheesecake Factory, Inc.*	20,463

		1,333,422

Household Durables — 0.7%
2,635	Blyth, Inc.	104,214
7,978	iRobot Corp.*	162,432

		266,646

Household Products* — 0.2%
6,820	Central Garden & Pet Co.	68,950

Internet & Catalog Retail* — 0.0%
676	Overstock.com, Inc.	13,365

Internet Software & Services — 1.8%
14,511	Art Technology Group, Inc.*	52,240
5,862	DivX, Inc.*	44,610
3,176	LivePerson, Inc.*	22,359
5,584	LogMeIn, Inc.*	159,144
12,807	Marchex, Inc. Class B	59,681
3,658	ModusLink Global Solutions, Inc.*	23,996
43,842	RealNetworks, Inc.*	145,555
14,053	ValueClick, Inc.*	153,880

		661,465

IT Services — 3.5%
2,713	Acxiom Corp.*	41,617
5,904	CSG Systems International, Inc.*	111,349
12,581	Diamond Management & Technology Consultants, Inc.	136,504
40,706	Lionbridge Technologies, Inc.*	200,274
1,465	ManTech International Corp.*	58,087
2,568	MAXIMUS, Inc.	154,568
2,157	RightNow Technologies, Inc.*	34,124
13,400	TeleTech Holdings, Inc.*	186,260
18,147	VeriFone Holdings, Inc.*(a)	397,056

		1,319,839

Leisure Equipment & Products — 1.2%
23,586	Brunswick Corp.	399,075
868	Polaris Industries, Inc.	51,820

		450,895

Life Sciences Tools & Services* — 1.3%
11,231	Accelrys, Inc.	79,179
16,181	Affymetrix, Inc.	79,125
2,351	Dionex Corp.	177,500
17,698	eResearchTechnology, Inc.	143,354

		479,158

Machinery — 4.1%
3,687	Altra Holdings, Inc.*	53,462
14,672	ArvinMeritor, Inc.*	240,768
1,580	Astec Industries, Inc.*	49,533
10,768	Briggs & Stratton Corp.	204,269

Shares	Description	Value
Common Stocks — (continued)
Machinery — (continued)
8,234	Commercial Vehicle Group, Inc.*	$92,632
12,473	Lydall, Inc.*	89,182
3,811	Met-Pro Corp.	39,291
5,628	Mueller Industries, Inc.	139,124
2,229	NACCO Industries, Inc.	198,470
8,057	Sauer-Danfoss, Inc.*	120,049
1,324	Tecumseh Products Co.*	17,133
4,264	Tennant Co.	159,985
326	The Toro Co.	16,968
2,007	TriMas Corp.*	23,964
8,826	Wabash National Corp.*	73,874

		1,518,704

Media — 0.8%
1,773	AH Belo Corp.*	13,723
4,125	Arbitron, Inc.	119,212
1,468	Clear Channel Outdoor Holdings, Inc.*	16,163
13,571	Journal Communications, Inc.*	64,598
2,433	Valassis Communications, Inc.*	84,109

		297,805

Metals & Mining — 1.1%
14,595	Golden Star Resources Ltd.*	59,694
3,541	Hecla Mining Co.*	17,492
9,162	Stillwater Mining Co.*	126,161
14,982	Worthington Industries, Inc.	214,692

		418,039

Multi-Utilities — 0.3%
2,353	Integrys Energy Group, Inc.	111,415

Multiline Retail* — 0.1%
2,260	99 Cents Only Stores	37,561

Oil, Gas & Consumable Fuels — 2.9%
4,461	Energy XXI (Bermuda) Ltd.*	75,703
5,142	Frontier Oil Corp.	63,195
1,008	Panhandle Oil and Gas, Inc.	30,129
5,028	Stone Energy Corp.*	59,129
11,869	Tesoro Corp.	153,229
7,685	VAALCO Energy, Inc.*	45,880
26,143	W&T Offshore, Inc.	240,777
3,996	Western Refining, Inc.*	21,179
14,999	World Fuel Services Corp.(a)	390,724

		1,079,945

Paper & Forest Products — 1.5%
5,968	Clearwater Paper Corp.*	367,808
1,752	Domtar Corp.	102,492
5,246	KapStone Paper and Packaging Corp.*	60,014
2,846	Wausau Paper Corp.*	19,438

		549,752

Personal Products — 0.8%
2,827	Medifast, Inc.*	85,488
3,460	Nu Skin Enterprises, Inc.	98,541
2,665	USANA Health Sciences, Inc.*	111,664

		295,693

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals* — 2.2%
2,801	Caraco Pharmaceutical Laboratories Ltd.	$16,918
13,812	DepoMed, Inc.	39,502
9,109	Impax Laboratories, Inc.	149,297
28,360	King Pharmaceuticals, Inc.	248,434
7,825	Obagi Medical Products, Inc.	90,926
2,142	Questcor Pharmaceuticals, Inc.	24,098
3,002	The Medicines Co.	27,648
15,799	ViroPharma, Inc.	208,073

		804,896

Professional Services — 2.0%
4,050	Administaff, Inc.	105,543
8,356	CDI Corp.	140,381
3,131	Hudson Highland Group, Inc.*	13,933
21,322	Kelly Services, Inc.*	315,565
3,660	Kforce, Inc.*	49,447
2,879	Mistras Group, Inc.*	28,761
10,833	SFN Group, Inc.*	81,139
2,657	Volt Information Sciences, Inc.*	23,727

		758,496

Real Estate Investment Trusts — 2.3%
4,360	Equity Lifestyle Properties, Inc.	230,775
3,316	LTC Properties, Inc.	81,739
11,619	MPG Office Trust, Inc.*	36,484
5,376	National Health Investors, Inc.	202,406
6,267	OMEGA Healthcare Investors, Inc.	137,749
906	Pebblebrook Hotel Trust*	16,571
3,957	Potlatch Corp.	146,646

		852,370

Road & Rail — 1.6%
10,366	Celadon Group, Inc.*	162,124
8,900	Heartland Express, Inc.	142,578
6,674	Marten Transport Ltd.*	151,633
1,167	RailAmerica, Inc.*	12,966
5,474	Universal Truckload Services, Inc.*	83,150
1,176	Werner Enterprises, Inc.	27,083

		579,534

Semiconductors & Semiconductor Equipment — 6.2%
16,297	Advanced Analogic Technologies, Inc.*	51,987
19,728	Applied Micro Circuits Corp.*	235,947
2,054	Cabot Microelectronics Corp.*	67,145
9,908	FSI International, Inc.*	35,074
11,253	Integrated Silicon Solution, Inc.*	96,776
1,738	IXYS Corp.*	15,346
86,509	Lattice Semiconductor Corp.*	480,990
5,864	LSI Corp.*	23,632
25,267	Micrel, Inc.	245,595
8,980	Mindspeed Technologies, Inc.*	63,489

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
17,467	PLX Technology, Inc.*	$66,724
84,782	RF Micro Devices, Inc.*	353,541
6,542	Sigma Designs, Inc.*(a)	66,990
7,378	Standard Microsystems Corp.*	162,464
11,204	TriQuint Semiconductor, Inc.*	77,644
3,763	Volterra Semiconductor Corp.*	84,743
21,716	Zoran Corp.*	186,758

		2,314,845

Software — 8.1%
4,699	Actuate Corp.*	22,367
6,924	Advent Software, Inc.*(a)(b)	354,924
13,613	Blackbaud, Inc.	322,492
4,013	Bottomline Technologies, Inc.*	56,864
13,999	CommVault Systems, Inc.*	259,262
2,563	Deltek, Inc.*	19,223
1,066	ePlus, Inc.*	19,092
7,054	Kenexa Corp.*	84,860
35,468	Magma Design Automation, Inc.*	114,916
9,466	Manhattan Associates, Inc.*	254,257
11,050	Mentor Graphics Corp.*	106,301
4,090	MicroStrategy, Inc.*	339,429
1,484	OPNET Technologies, Inc.	22,616
3,926	PROS Holdings, Inc.*	27,757
7,829	QAD, Inc.*	32,647
15,395	Quest Software, Inc.*	310,363
10,134	Renaissance Learning, Inc.	140,863
2,827	Solarwinds, Inc.*	39,069
8,752	Taleo Corp.*	215,299
8,272	The Ultimate Software Group, Inc.*	266,855
3,120	Unica Corp.*	27,830

		3,037,286

Specialty Retail — 4.5%
12,421	AnnTaylor Stores Corp.*	217,864
2,420	AutoNation, Inc.*(a)	59,121
4,180	Coldwater Creek, Inc.*	16,386
10,053	DSW, Inc.*	267,510
453	Genesco, Inc.*	12,362
7,736	Group 1 Automotive, Inc.*	214,442
6,078	Hibbett Sports, Inc.*	160,885
7,127	Penske Automotive Group, Inc.*	99,778
9,378	Sonic Automotive, Inc.*	92,748
6,418	The Cato Corp.	149,411
8,296	The Finish Line, Inc.	118,716
2,749	Ulta Salon, Cosmetics & Fragrance, Inc.*	69,440
10,186	Zumiez, Inc.*	186,404

		1,665,067

Textiles, Apparel & Luxury Goods — 2.9%
7,106	Crocs, Inc.*	91,170
7,132	Oxford Industries, Inc.	159,757
1,683	Perry Ellis International, Inc.*	37,682
8,452	Skechers U.S.A., Inc.*	313,485
7,237	The Timberland Co.*	127,516
5,076	Under Armour, Inc.*(a)	190,654
1,686	Volcom, Inc.*	27,431
4,796	Wolverine World Wide, Inc.	137,118

		1,084,813

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Tobacco*(a) — 0.3%
30,247	Alliance One International, Inc.	$114,031

Wireless Telecommunication Services — 0.9%
1,636	Leap Wireless International, Inc.*	19,452
22,332	USA Mobility, Inc.	331,184

		350,636

TOTAL COMMON STOCKS		$36,490,875

Exchange Traded Fund — 0.1%
Other — 0.1%
400	iShares Russell 2000 Growth Index Fund	$28,320

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.1%
Repurchase Agreement — 2.1%
Joint Repurchase Agreement Account II
$800,000	0.209%	08/02/10	$800,000
Maturity Value: $800,014

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$37,319,195

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 5.6%
Boston Global Investment Trust — Enhanced Portfolio II
2,101,820	0.225%	$2,101,820

TOTAL INVESTMENTS — 105.5%		$39,421,015

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(2,059,191)

NET ASSETS — 100.0%		$37,361,824

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Joint repurchase agreement was entered into on July 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2010.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell Mini 2000 Index	8	September 2010	$519,680	$(11,174)

TAX INFORMATION – At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$35,744,015

Gross unrealized gain	5,387,335
Gross unrealized loss	(1,710,335)

Net unrealized security gain	$3,677,000

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.1%
Aerospace & Defense — 0.8%
4,294	AAR Corp.*	$72,139
21,853	Ceradyne, Inc.*	508,082
2,669	Ducommun, Inc.	55,756
11,550	LMI Aerospace, Inc.*	198,891
3,596	Triumph Group, Inc.	272,936

		1,107,804

Air Freight & Logistics* — 0.7%
37,357	Air Transport Services Group, Inc.	198,366
16,619	Dynamex, Inc.	223,692
70,642	Pacer International, Inc.	582,090

		1,004,148

Airlines — 2.5%
13,288	Alaska Air Group, Inc.*	685,528
26,096	Allegiant Travel Co.	1,158,401
21,955	JetBlue Airways Corp.*	141,171
103,013	Republic Airways Holdings, Inc.*	643,831
61,655	SkyWest, Inc.	767,605

		3,396,536

Auto Components — 1.0%
31,192	Dana Holding Corp.*	370,561
28,592	Modine Manufacturing Co.*	290,209
22,870	Spartan Motors, Inc.	98,112
11,922	Standard Motor Products, Inc.	116,836
14,826	Stoneridge, Inc.*	158,786
19,229	Superior Industries International, Inc.	276,705

		1,311,209

Beverages — 0.2%
14,754	National Beverage Corp.	209,802
813	The Boston Beer Co., Inc.*	56,390

		266,192

Biotechnology* — 0.8%
12,259	Emergent Biosolutions, Inc.	227,650
10,307	Enzon Pharmaceuticals, Inc.(a)	112,758
18,698	Martek Biosciences Corp.(a)	386,862
7,241	Myriad Genetics, Inc.	105,067
33,046	Nabi Biopharmaceuticals	189,023
26,378	Progenics Pharmaceuticals, Inc.	121,339

		1,142,699

Building Products — 1.0%
7,390	American Woodmark Corp.	122,157
30,978	Apogee Enterprises, Inc.(a)	348,812
8,598	Gibraltar Industries, Inc.*	92,773
10,335	Insteel Industries, Inc.	96,012
4,279	Simpson Manufacturing Co., Inc.	110,355
18,442	Universal Forest Products, Inc.	571,149

		1,341,258

Shares	Description	Value
Common Stocks — (continued)
Capital Markets — 2.5%
100,616	American Capital Ltd.*	$522,197
29,223	BlackRock Kelso Capital Corp.	311,810
6,710	Calamos Asset Management, Inc.	69,784
1,932	Capital Southwest Corp.(b)	171,600
14,483	GAMCO Investors, Inc.(a)	582,796
25,395	Gladstone Capital Corp.	308,041
47,252	Hercules Technology Growth Capital, Inc.	494,256
7,085	MVC Capital, Inc.	90,830
63,495	NGP Capital Resources Co.	482,562
44,217	TICC Capital Corp.	387,783

		3,421,659

Chemicals — 2.5%
38,068	A. Schulman, Inc.	745,752
34,491	Ferro Corp.*	368,019
6,180	Innophos Holdings, Inc.	181,136
4,893	Minerals Technologies, Inc.	255,268
26,285	OM Group, Inc.*	709,695
71,171	PolyOne Corp.*	733,773
29,178	Spartech Corp.*	305,202
2,843	Stepan Co.	187,666

		3,486,511

Commercial Banks — 10.2%
10,558	1st Source Corp.	194,162
33,259	Banco Latinoamericano de Comercio Exterior SA Class E	411,414
139,861	CVB Financial Corp.(a)	1,423,785
3,725	Danvers Bancorp, Inc.	61,090
19,102	F.N.B. Corp.	163,704
28,175	First Bancorp	470,241
31,009	First Financial Bancorp	493,043
28,376	FirstMerit Corp.	559,291
18,753	Fulton Financial Corp.	170,840
39,696	Glacier Bancorp, Inc.	634,342
17,468	Great Southern Bancorp, Inc.	383,073
2,293	Home Bancshares, Inc.	55,101
122,727	International Bancshares Corp.	2,128,086
97,006	Investors Bancorp, Inc.*	1,273,689
6,175	Lakeland Financial Corp.	126,773
4,164	Park National Corp.(a)	279,321
103,105	Popular, Inc.*	295,911
3,877	Prosperity Bancshares, Inc.	131,353
33,225	Renasant Corp.(a)	506,681
32,349	Southwest Bancorp, Inc.	470,678
50,912	Susquehanna Bancshares, Inc.(a)	440,389
20,306	SVB Financial Group*(a)	877,016
48,955	Texas Capital Bancshares, Inc.*	817,059
3,912	TriCo Bancshares	73,819
3,076	Trustmark Corp.	67,672
10,931	United Bankshares, Inc.(a)	279,068
3,422	Webster Financial Corp.	63,786
84,003	Wilshire Bancorp, Inc.(a)	632,543
20,075	Wintrust Financial Corp.	624,734

		14,108,664

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies — 1.0%
22,543	EnergySolutions	$113,391
43,463	Kimball International, Inc. Class B	271,209
25,633	Steelcase, Inc.	177,124
13,830	United Stationers, Inc.*	748,895

		1,310,619

Communications Equipment — 0.8%
4,924	Calix, Inc.*	52,588
4,566	EchoStar Corp.*	87,211
67,115	Extreme Networks, Inc.*	191,949
8,463	Plantronics, Inc.	253,636
81,695	Powerwave Technologies, Inc.*(a)	148,685
65,958	Symmetricom, Inc.*	351,556

		1,085,625

Computers & Peripherals* — 1.0%
46,971	Electronics for Imaging, Inc.	500,241
67,110	Imation Corp.	625,466
147,927	Quantum Corp.	236,683

		1,362,390

Construction & Engineering* — 0.1%
18,097	Dycom Industries, Inc.	163,778

Consumer Finance — 1.8%
134,567	Advance America Cash Advance Centers, Inc.	530,194
18,012	Cash America International, Inc.	603,402
32,019	CompuCredit Holdings Corp.(a)	162,336
5,898	First Cash Financial Services, Inc.*	141,434
15,307	Rewards Network, Inc.	212,614
2,709	The Student Loan Corp.	67,996
18,352	World Acceptance Corp.*	760,324

		2,478,300

Containers & Packaging — 0.5%
83,185	Boise, Inc.*	498,278
18,765	Myers Industries, Inc.	148,431

		646,709

Distributors* — 0.1%
2,678	Core-Mark Holding Co., Inc.	81,733

Diversified Financial Services — 1.9%
73,816	Compass Diversified Holdings	1,112,407
9,599	Life Partners Holdings, Inc.(a)	166,543
46,331	PHH Corp.*	922,450
85,559	Primus Guaranty Ltd.*	373,037

		2,574,437

Diversified Telecommunication Services* — 0.6%
7,177	Cbeyond, Inc.	109,306
36,191	IDT Corp. Class B	670,257
7,446	Premiere Global Services, Inc.	46,612

		826,175

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — 2.7%
9,966	IDACORP, Inc.	$351,003
112,716	PNM Resources, Inc.	1,333,430
108,288	Portland General Electric Co.	2,068,301

		3,752,734

Electrical Equipment — 0.6%
9,209	Encore Wire Corp.	195,967
3,365	II-VI, Inc.*	115,352
69,049	LSI Industries, Inc.	363,198
11,900	Vicor Corp.	187,306

		861,823

Electronic Equipment, Instruments & Components — 2.1%
35,155	Agilysys, Inc.*	278,779
20,021	Benchmark Electronics, Inc.*	334,351
23,445	CTS Corp.	219,211
11,080	DDi Corp.	100,385
36,047	Insight Enterprises, Inc.*	525,205
46,516	Methode Electronics, Inc.	496,791
8,012	Newport Corp.*	101,993
7,665	PC Connection, Inc.*	52,965
38,791	Power-One, Inc.*	482,172
16,737	RadiSys Corp.*	165,194
28,874	Smart Modular Technologies, Inc.*	156,208

		2,913,254

Energy Equipment & Services — 1.8%
19,019	Allis-Chalmers Energy, Inc.*	49,640
81,186	Complete Production Services, Inc.*	1,562,830
13,128	Dawson Geophysical Co.*	306,014
6,711	Helix Energy Solutions Group, Inc.*	63,016
16,101	RPC, Inc.(a)	268,565
2,436	T-3 Energy Services, Inc.*	61,777
3,439	Tesco Corp.*	47,114
14,910	Union Drilling, Inc.*	88,416

		2,447,372

Food & Staples Retailing — 0.4%
15,705	Ingles Markets, Inc.	255,363
35,031	Winn-Dixie Stores, Inc.*	343,654

		599,017

Food Products — 1.3%
83,264	Dole Food Co., Inc.*(a)	910,908
8,892	Fresh Del Monte Produce, Inc.*	185,309
1,178	J & J Snack Foods Corp.	49,135
21,754	John B. Sanfilippo & Son, Inc.*	305,426
5,317	Lancaster Colony Corp.	276,059

		1,726,837

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Gas Utilities — 2.0%
8,399	Nicor, Inc.	$367,792
70,528	Southwest Gas Corp.	2,268,886
2,133	WGL Holdings, Inc.	76,959

		2,713,637

Health Care Equipment & Supplies — 0.4%
10,376	Invacare Corp.	247,260
4,935	Masimo Corp.	113,900
12,852	Medical Action Industries, Inc.*	176,072

		537,232

Health Care Providers & Services* — 2.2%
27,599	AMN Healthcare Services, Inc.	166,146
8,856	Assisted Living Concepts, Inc.	278,610
49,252	Kindred Healthcare, Inc.	655,051
27,902	Molina Healthcare, Inc.	831,759
8,066	PharMerica Corp.	105,342
40,599	Universal American Financial Corp.	679,627
11,809	WellCare Health Plans, Inc.	304,554

		3,021,089

Hotels, Restaurants & Leisure* — 1.7%
2,778	Biglari Holdings, Inc.	807,009
12,175	Boyd Gaming Corp.(a)	103,001
50,222	Domino’s Pizza, Inc.	642,339
60,496	O’Charley’s, Inc.(a)	421,657
16,395	Papa John’s International, Inc.	415,285

		2,389,291

Household Durables — 1.0%
13,234	Blyth, Inc.	523,405
6,605	CSS Industries, Inc.	119,022
54,683	Furniture Brands International, Inc.*	301,850
5,676	Harman International Industries, Inc.*	172,607
15,754	Hooker Furniture Corp.	186,212

		1,303,096

Household Products* — 0.6%
63,359	Central Garden & Pet Co.	640,560
4,030	Spectrum Brands Holdings, Inc.	116,870

		757,430

Industrial Conglomerates — 0.3%
125	Seaboard Corp.	189,750
4,548	Standex International Corp.	136,531
4,608	Tredegar Corp.	79,534

		405,815

Insurance — 5.4%
34,961	American Equity Investment Life Holding Co.	377,579
5,366	American Safety Insurance Holdings Ltd.*	88,539
13,378	Aspen Insurance Holdings Ltd.	365,888

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
38,800	CNA Surety Corp.*	$669,300
89,530	CNO Financial Group, Inc.*	480,776
29,880	Employers Holdings, Inc.	464,335
3,510	FBL Financial Group, Inc.	79,642
31,784	First American Financial Corp.	468,814
22,454	First Mercury Financial Corp.	257,323
137,179	Flagstone Reinsurance Holdings SA	1,514,456
5,668	Global Indemnity PLC*	86,267
1,384	Harleysville Group, Inc.	43,568
1,839	Infinity Property & Casualty Corp.	88,346
5,252	Kansas City Life Insurance Co.	171,110
20,624	Maiden Holdings Ltd.	141,481
3,640	Montpelier Re Holdings Ltd.	59,186
28,514	Platinum Underwriters Holdings Ltd.	1,114,327
34,026	PMA Capital Corp.*	228,314
8,928	Presidential Life Corp.	87,584
2,451	Primerica, Inc.*	57,280
1,923	Safety Insurance Group, Inc.	75,382
38,154	SeaBright Holdings, Inc.	312,481
11,604	United Fire & Casualty Co.	248,790

		7,480,768

Internet & Catalog Retail — 0.1%
24,857	Gaiam, Inc.	149,142

Internet Software & Services — 0.7%
43,048	Internap Network Services Corp.*	201,465
70,135	Marchex, Inc. Class B	326,829
120,015	RealNetworks, Inc.*	398,450

		926,744

IT Services* — 0.9%
114,279	Ciber, Inc.	380,549
7,874	CSG Systems International, Inc.	148,504
66,490	Lionbridge Technologies, Inc.	327,131
4,967	ManTech International Corp.	196,941
10,011	VeriFone Holdings, Inc.	219,041

		1,272,166

Leisure Equipment & Products — 0.3%
8,552	Brunswick Corp.	144,700
30,199	Callaway Golf Co.(a)	203,843
50,333	Nautilus, Inc.*	99,659

		448,202

Life Sciences Tools & Services* — 0.8%
56,278	Accelrys, Inc.	396,760
77,536	Affymetrix, Inc.	379,151
39,695	Albany Molecular Research, Inc.	258,017

		1,033,928

Machinery — 3.9%
26,974	Albany International Corp.	494,973
12,221	American Railcar Industries, Inc.*	166,817
3,767	Astec Industries, Inc.*	118,095

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Machinery — (continued)
39,788	Briggs & Stratton Corp.	$754,778
19,378	EnPro Industries, Inc.*	580,371
20,596	Kadant, Inc.*	401,416
32,415	Miller Industries, Inc.	433,389
45,005	Mueller Industries, Inc.	1,112,524
11,381	NACCO Industries, Inc.	1,013,364
3,642	Sauer-Danfoss, Inc.*	54,266
22,287	Tecumseh Products Co.*	288,394

		5,418,387

Marine*(a) — 0.3%
18,284	American Commercial Lines, Inc.	441,559

Media — 0.9%
9,071	Ascent Media Corp.*	252,174
88,992	Journal Communications, Inc.*	423,602
9,968	Scholastic Corp.	252,489
42,252	The E.W. Scripps Co.*	332,101

		1,260,366

Metals & Mining — 1.3%
19,520	Brush Engineered Materials, Inc.*	465,552
9,010	Haynes International, Inc.	303,277
16,075	Hecla Mining Co.*	79,410
12,724	Kaiser Aluminum Corp.	521,684
3,983	Olympic Steel, Inc.	101,288
26,429	Worthington Industries, Inc.	378,727

		1,849,938

Multi-Utilities — 2.0%
56,034	Black Hills Corp.	1,788,605
14,517	Integrys Energy Group, Inc.	687,380
9,166	NorthWestern Corp.	258,481

		2,734,466

Multiline Retail — 0.6%
65,737	Fred’s, Inc.	712,589
28,308	Tuesday Morning Corp.*	123,423

		836,012

Oil, Gas & Consumable Fuels — 4.1%
12,220	Crosstex Energy, Inc.*	94,583
20,331	Delek US Holdings, Inc.	152,482
24,154	Frontier Oil Corp.	296,853
25,133	Green Plains Renewable Energy, Inc.*	232,732
125,314	International Coal Group, Inc.*	563,913
6,140	Penn Virginia Corp.	116,660
29,947	PetroQuest Energy, Inc.*	198,848
3,328	REX American Resources Corp.*	53,414
9,385	Rosetta Resources, Inc.*	207,127
7,019	Ship Finance International Ltd.	133,782
40,255	Stone Energy Corp.*	473,399
3,495	Teekay Corp.	96,532
59,275	Tesoro Corp.(b)	765,240
91,866	USEC, Inc.*	508,019
82,924	W&T Offshore, Inc.	763,730
184,438	Western Refining, Inc.*(a)	977,521
2,259	World Fuel Services Corp.	58,847

		5,693,682

Shares	Description	Value
Common Stocks — (continued)
Paper & Forest Products — 1.9%
20,674	Buckeye Technologies, Inc.*	$234,650
17,173	Clearwater Paper Corp.*	1,058,372
13,487	Domtar Corp.	788,990
35,575	KapStone Paper and Packaging Corp.*	406,978
12,762	Louisiana-Pacific Corp.*	92,907
3,772	PH Glatfelter Co.	43,114
6,356	Wausau Paper Corp.*	43,411

		2,668,422

Personal Products* — 0.5%
77,477	Mannatech, Inc.(a)	210,737
55,416	Prestige Brands Holdings, Inc.	455,520

		666,257

Pharmaceuticals* — 0.9%
14,457	Impax Laboratories, Inc.	236,950
49,302	King Pharmaceuticals, Inc.	431,886
1,679	Par Pharmaceutical Cos., Inc.	44,326
8,154	The Medicines Co.	75,098
37,355	ViroPharma, Inc.	491,965

		1,280,225

Professional Services — 1.5%
30,594	CDI Corp.	513,979
2,395	CRA International, Inc.*	46,032
63,172	Kelly Services, Inc.*	934,946
57,372	SFN Group, Inc.*	429,716
19,282	Volt Information Sciences, Inc.*	172,188

		2,096,861

Real Estate Investment Trusts — 13.5%
11,186	Acadia Realty Trust	207,388
19,980	Agree Realty Corp.	461,538
65,801	American Campus Communities, Inc.	1,904,939
12,570	Apollo Commercial Real Estate Finance, Inc.	212,433
36,391	Ashford Hospitality Trust*(a)	319,877
12,051	Associated Estates Realty Corp.	166,786
8,265	CBL & Associates Properties, Inc.	116,289
15,040	Colony Financial, Inc.	268,614
3,442	CommonWealth REIT	89,320
9,176	CreXus Investment Corp.	110,663
3,600	EastGroup Properties, Inc.	130,572
26,441	Equity Lifestyle Properties, Inc.	1,399,522
17,890	Excel Trust, Inc.*	204,662
61,714	Extra Space Storage, Inc.	957,184
41,919	FelCor Lodging Trust, Inc.*	248,580
87,707	Franklin Street Properties Corp.	1,070,902
59,030	Healthcare Realty Trust, Inc.	1,385,434
11,415	Highwoods Properties, Inc.	357,404
8,351	Invesco Mortgage Capital	169,943

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
74,542	iStar Financial, Inc.*(a)	$378,673
26,357	Kite Realty Group Trust	122,296
38,707	LTC Properties, Inc.	954,128
2,828	Mack-Cali Realty Corp.	91,118
134,119	MPG Office Trust, Inc.*	421,134
23,310	National Health Investors, Inc.	877,621
32,815	National Retail Properties, Inc.	758,683
74,078	OMEGA Healthcare Investors, Inc.	1,628,234
11,778	Pebblebrook Hotel Trust*	215,420
6,147	Pennsylvania Real Estate Investment Trust	75,547
31,788	Pennymac Mortgage Investment Trust*	526,091
37,858	Potlatch Corp.	1,403,017
5,445	Retail Opportunity Investments Corp.	53,470
50,890	Sunstone Hotel Investors, Inc.*	525,185
9,548	Two Harbors Investment Corp.	80,490
12,083	Universal Health Realty Income Trust	402,122
8,748	Urstadt Biddle Properties	155,977
6,987	Walter Investment Management Corp.	120,665

		18,571,921

Road & Rail — 1.2%
1,845	AMERCO*	125,774
4,478	Arkansas Best Corp.	101,068
18,649	Saia, Inc.*	281,600
13,865	Universal Truckload Services, Inc.*	210,609
42,451	Werner Enterprises, Inc.	977,647

		1,696,698

Semiconductors & Semiconductor Equipment* — 2.7%
33,580	DSP Group, Inc.	234,388
16,104	Integrated Silicon Solution, Inc.	138,494
276,318	Lattice Semiconductor Corp.	1,536,328
38,766	Photronics, Inc.	175,222
76,334	RF Micro Devices, Inc.	318,313
5,745	Sigma Designs, Inc.(a)	58,829
140,199	Silicon Image, Inc.	597,248
14,038	Standard Microsystems Corp.	309,117
34,885	Zoran Corp.	300,011

		3,667,950

Software — 0.9%
3,875	Blackbaud, Inc.	91,799
6,593	Epicor Software Corp.*	51,030
32,782	Magma Design Automation, Inc.*	106,214
27,073	Mentor Graphics Corp.*	260,442
6,209	MicroStrategy, Inc.*	515,285
24,772	QAD, Inc.*	103,299
7,416	Quest Software, Inc.*	149,506

		1,277,575

Specialty Retail — 2.8%
8,899	AnnTaylor Stores Corp.*	156,088
13,782	Asbury Automotive Group, Inc.*	185,506

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — (continued)
34,377	Brown Shoe Co., Inc.	$502,592
35,183	Build-A-Bear Workshop, Inc.*	212,857
18,072	DSW, Inc.*	480,896
1,831	Genesco, Inc.*	49,968
26,228	Group 1 Automotive, Inc.*(a)	727,040
28,938	Lithia Motors, Inc.	254,654
3,543	Penske Automotive Group, Inc.*	49,602
12,614	Shoe Carnival, Inc.*	265,525
72,703	Stage Stores, Inc.	799,733
12,812	The Finish Line, Inc.	183,340

		3,867,801

Textiles, Apparel & Luxury Goods — 1.3%
7,059	Columbia Sportswear Co.(a)	345,961
4,863	Jones Apparel Group, Inc.	84,811
28,804	Kenneth Cole Productions, Inc.*	386,838
8,674	Movado Group, Inc.*	98,537
7,655	Oxford Industries, Inc.	171,472
26,199	Perry Ellis International, Inc.*	586,595
11,295	Quiksilver, Inc.*	50,489
2,315	Skechers U.S.A., Inc.*	85,863

		1,810,566

Thrifts & Mortgage Finance — 1.9%
51,474	Astoria Financial Corp.	681,516
57,379	Brookline Bancorp, Inc.(a)	555,429
6,169	Federal Agricultural Mortgage Corp. Class C	92,165
82,431	NewAlliance Bancshares, Inc.	1,003,185
15,101	Northwest Bancshares, Inc.	183,175
5,892	Provident Financial Services, Inc.	75,476

		2,590,946

Tobacco — 0.2%
66,113	Alliance One International, Inc.*(a)	249,246
1,537	Universal Corp.	68,166

		317,412

Wireless Telecommunication Services — 0.4%
1,516	Telephone & Data Systems, Inc.	51,741
36,848	USA Mobility, Inc.	546,456

		598,197

TOTAL COMMON STOCKS		$135,201,264

Units	Description	Expiration Month	Value
Warrant* — 0.0%
635	Granite Broadcasting Corp.	06/12	$—

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.2%
Repurchase Agreement — 2.2%
Joint Repurchase Agreement Account II
$3,000,000	0.209%	08/02/10	$3,000,000
Maturity Value: $3,000,052

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$138,201,264

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 4.7%
Boston Global Investment Trust — Enhanced Portfolio II
6,482,880	0.225%	$6,482,880

TOTAL INVESTMENTS — 105.0%		$144,684,144

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(6,902,709)

NET ASSETS — 100.0%		$137,781,435

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Joint repurchase agreement was entered into on July 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2010.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell Mini 2000 Index	36	September 2010	$2,338,560	$(50,285)

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$128,287,995

Gross unrealized gain	22,861,214
Gross unrealized loss	(6,465,065)

Net unrealized security gain	$16,396,149

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.2%
Aerospace & Defense — 2.5%
61,859	Honeywell International, Inc.	$2,651,277
98,165	Northrop Grumman Corp.	5,756,396
6,463	Rockwell Collins, Inc.	369,425
39,916	The Boeing Co.	2,719,876

		11,496,974

Air Freight & Logistics — 2.7%
30,547	FedEx Corp.	2,521,655
150,168	United Parcel Service, Inc. Class B	9,760,920

		12,282,575

Auto Components — 1.0%
7,857	Autoliv, Inc.*	451,306
150,869	Johnson Controls, Inc.	4,346,536

		4,797,842

Beverages — 1.0%
53,329	Hansen Natural Corp.*	2,233,952
9,571	PepsiCo., Inc.	621,253
32,272	The Coca-Cola Co.	1,778,510

		4,633,715

Biotechnology* — 2.5%
114,277	Amgen, Inc.	6,231,525
30,412	Celgene Corp.	1,677,222
3,683	Cephalon, Inc.	209,010
102,760	Gilead Sciences, Inc.	3,423,963

		11,541,720

Building Products* — 0.2%
25,431	Armstrong World Industries, Inc.	929,757

Capital Markets — 1.4%
146,696	Bank of New York Mellon Corp.	3,677,669
8,201	Franklin Resources, Inc.	824,856
90,828	SEI Investments Co.	1,742,081

		6,244,606

Chemicals — 1.0%
8,610	Ashland, Inc.	437,819
12,370	E.I. du Pont de Nemours and Co.	503,088
29,655	Eastman Chemical Co.	1,857,589
27,611	Huntsman Corp.	289,087
56,750	The Dow Chemical Co.	1,550,977

		4,638,560

Commercial Banks — 3.0%
59,350	BB&T Corp.	1,473,660
7,486	PNC Financial Services Group, Inc.	444,594
173,168	U.S. Bancorp	4,138,715
278,970	Wells Fargo & Co.	7,735,838

		13,792,807

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies — 0.0%
8,882	R.R. Donnelley & Sons Co.	$149,839

Communications Equipment — 2.3%
359,036	Cisco Systems, Inc.*	8,282,961
214,570	Motorola, Inc.*	1,607,129
99,664	Tellabs, Inc.	695,655

		10,585,745

Computers & Peripherals — 2.9%
352,836	Dell, Inc.*	4,671,549
22,012	Hewlett-Packard Co.	1,013,432
5,425	Lexmark International, Inc.*	199,369
17,486	SanDisk Corp.*	764,138
347,330	Seagate Technology*	4,358,991
88,415	Western Digital Corp.*	2,333,272

		13,340,751

Consumer Finance — 1.0%
12,751	AmeriCredit Corp.*(a)	307,426
106,414	Capital One Financial Corp.	4,504,505

		4,811,931

Diversified Consumer Services* — 0.1%
12,216	Apollo Group, Inc.	563,524

Diversified Financial Services — 4.1%
516,568	Bank of America Corp.	7,252,615
628,962	Citigroup, Inc.*	2,578,744
228,692	JPMorgan Chase & Co.	9,211,714

		19,043,073

Diversified Telecommunication Services — 2.4%
343,990	AT&T, Inc.(b)	8,923,101
65,934	Verizon Communications, Inc.	1,916,042

		10,839,143

Electric Utilities — 2.1%
301,575	Duke Energy Corp.	5,156,933
105,093	Exelon Corp.	4,396,040
11,101	PPL Corp.	302,946

		9,855,919

Electrical Equipment — 1.0%
86,041	Emerson Electric Co.	4,262,471
9,709	Rockwell Automation, Inc.	525,743

		4,788,214

Electronic Equipment, Instruments & Components — 1.3%
103,987	Flextronics International Ltd.*	646,799
187,736	Ingram Micro, Inc.*	3,103,276
86,717	Tyco Electronics Ltd.	2,341,359

		6,091,434

Energy Equipment & Services — 1.0%
41,072	Exterran Holdings, Inc.*	1,095,390
25,116	Halliburton Co.	750,466
43,074	Schlumberger Ltd.	2,569,795

		4,415,651

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — 1.2%
5,216	Costco Wholesale Corp.	$295,799
17,237	CVS Caremark Corp.	529,004
90,383	Wal-Mart Stores, Inc.	4,626,706

		5,451,509

Food Products — 1.8%
183,182	Archer-Daniels-Midland Co.	5,011,860
183,400	Tyson Foods, Inc.	3,211,334

		8,223,194

Health Care Equipment & Supplies* — 0.7%
250,705	Boston Scientific Corp.	1,403,948
75,951	CareFusion Corp.	1,600,288

		3,004,236

Health Care Providers & Services — 2.0%
100,554	Cardinal Health, Inc.	3,244,878
15,682	Coventry Health Care, Inc.*	310,974
17,693	Humana, Inc.*	831,925
44,587	UnitedHealth Group, Inc.	1,357,674
66,674	WellPoint, Inc.*	3,381,705

		9,127,156

Hotels, Restaurants & Leisure — 1.1%
58,486	Carnival Corp.	2,028,294
115,268	Starbucks Corp.	2,864,410

		4,892,704

Household Durables — 0.6%
25,594	Harman International Industries, Inc.*	778,314
14,762	Leggett & Platt, Inc.	307,640
24,871	Mohawk Industries, Inc.*	1,216,938
3,226	Whirlpool Corp.	268,726

		2,571,618

Household Products — 2.5%
9,756	Colgate-Palmolive Co.	770,529
175,851	The Procter & Gamble Co.	10,755,047

		11,525,576

Independent Power Producers & Energy Traders — 0.3%
33,522	Constellation Energy Group, Inc.	1,059,295
9,414	NRG Energy, Inc.*	213,510

		1,272,805

Industrial Conglomerates — 1.6%
405,978	General Electric Co.	6,544,366
23,224	Textron, Inc.	482,130
9,125	Tyco International Ltd.	349,305

		7,375,801

Shares	Description	Value
Common Stocks — (continued)
Insurance — 3.2%
5,269	ACE Ltd.	$279,678
22,656	Berkshire Hathaway, Inc. Class B*	1,769,887
52,117	Loews Corp.	1,936,147
68,929	MetLife, Inc.	2,899,154
21,423	Prudential Financial, Inc.	1,227,324
6,067	The Allstate Corp.	171,332
12,860	The Travelers Cos., Inc.	648,787
249,036	Unum Group	5,683,001

		14,615,310

Internet & Catalog Retail* — 0.5%
18,265	Amazon.com, Inc.	2,153,261
13,108	Liberty Media Corp. — Interactive	148,382

		2,301,643

Internet Software & Services* — 1.4%
1	AOL, Inc.	21
8,266	eBay, Inc.	172,842
12,637	Google, Inc.	6,127,049

		6,299,912

IT Services — 1.7%
190,531	Accenture PLC	7,552,649
3,792	Computer Sciences Corp.	171,891

		7,724,540

Machinery — 2.0%
13,742	Cummins, Inc.	1,094,001
19,112	Eaton Corp.	1,499,527
56,012	Oshkosh Corp.*	1,925,693
9,936	Parker Hannifin Corp.	617,224
62,975	The Toro Co.	3,277,849
18,445	Timken Co.	620,121

		9,034,415

Media — 4.3%
188,652	Comcast Corp.	3,673,054
178,033	Comcast Corp. Special Class A	3,286,489
15,660	DIRECTV*	581,926
207,685	DISH Network Corp.	4,170,315
76,879	News Corp.	1,003,271
216,570	Time Warner, Inc.	6,813,292

		19,528,347

Metals & Mining — 1.6%
81,184	Freeport-McMoRan Copper & Gold, Inc.	5,807,903
7,404	Newmont Mining Corp.	413,884
12,274	Reliance Steel & Aluminum Co.	482,123
18,688	Schnitzer Steel Industries, Inc.	856,284

		7,560,194

Multi-Utilities — 0.8%
6,827	Consolidated Edison, Inc.	314,861
45,461	Dominion Resources, Inc.	1,908,907
16,927	Integrys Energy Group, Inc.	801,493

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Multi-Utilities — (continued)
9,278	MDU Resources Group, Inc.	$183,241
32,693	NiSource, Inc.	539,435

		3,747,937

Multiline Retail — 0.4%
32,054	Big Lots, Inc.*	1,099,773
16,055	Nordstrom, Inc.	545,870

		1,645,643

Oil, Gas & Consumable Fuels — 10.7%
157,172	Chevron Corp.	11,978,078
12,672	Cimarex Energy Co.	872,721
174,993	ConocoPhillips	9,663,114
27,909	Devon Energy Corp.	1,744,033
286,975	Exxon Mobil Corp.	17,126,668
59,426	Hess Corp.	3,184,639
20,255	Sunoco, Inc.	722,496
212,472	Valero Energy Corp.	3,609,899

		48,901,648

Paper & Forest Products — 0.7%
2,847	Domtar Corp.	166,549
126,034	International Paper Co.	3,050,023

		3,216,572

Personal Products — 0.1%
8,911	Herbalife Ltd.	442,342

Pharmaceuticals — 6.4%
419,465	Eli Lilly & Co.	14,932,954
73,919	Johnson & Johnson	4,293,955
670,817	Pfizer, Inc.	10,062,255

		29,289,164

Professional Services — 0.3%
26,600	Manpower, Inc.	1,276,268

Real Estate Investment Trusts — 3.3%
10,251	AvalonBay Communities, Inc.	1,077,277
13,776	Plum Creek Timber Co., Inc.(a)	494,283
4,490	Public Storage	440,559
95,469	Rayonier, Inc.	4,661,751
93,418	Simon Property Group, Inc.	8,334,673

		15,008,543

Semiconductors & Semiconductor Equipment — 3.2%
18,584	Fairchild Semiconductor International, Inc.*	168,743
421,504	Intel Corp.	8,682,982
37,607	LSI Corp.*	151,556
146,438	Micron Technology, Inc.*	1,066,069
181,889	Texas Instruments, Inc.	4,490,839

		14,560,189

Software — 6.1%
798,846	Microsoft Corp.	20,618,216
200,416	Oracle Corp.	4,737,834
220,730	Symantec Corp.*	2,862,868

		28,218,918

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — 1.6%
7,061	AutoNation, Inc.*(a)	$172,500
10,929	Best Buy Co., Inc.	378,799
38,454	Guess?, Inc.	1,372,808
42,567	Limited Brands, Inc.	1,091,418
54,412	Ross Stores, Inc.	2,865,336
46,733	Williams-Sonoma, Inc.	1,248,238

		7,129,099

Textiles, Apparel & Luxury Goods* — 0.0%
5,000	Fossil, Inc.	198,000

Thrifts & Mortgage Finance — 0.1%
26,783	Hudson City Bancorp, Inc.	332,645

Tobacco — 3.9%
237,235	Lorillard, Inc.	18,086,796

Trading Companies & Distributors — 0.0%
3,771	MSC Industrial Direct Co., Inc.	190,021

Wireless Telecommunication Services — 0.6%
550,500	Sprint Nextel Corp.*	2,515,785
5,434	Telephone & Data Systems, Inc.	185,462

		2,701,247

TOTAL COMMON STOCKS		$450,297,772

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.2%
Repurchase Agreement — 2.2%
Joint Repurchase Agreement Account II
$10,200,000	0.209%	08/02/10	$10,200,000
Maturity Value: $10,200,178

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$460,497,772

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 0.0%
Boston Global Investment Trust — Enhanced Portfolio II
171,219	0.225%	$171,220

TOTAL INVESTMENTS — 100.4%		$460,668,992

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,873,987)

NET ASSETS — 100.0%		$458,795,005

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Joint repurchase agreement was entered into on July 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2010.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P Mini 500 Index	175	September 2010	$9,610,125	$252,244

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$430,360,971

Gross unrealized gain	51,413,624
Gross unrealized loss	(21,105,603)

Net unrealized security gain	$30,308,021

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of July 31, 2010:

Balanced	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$71,493,031	$—	$—
Fixed Income
Corporate Obligations	—	9,557,311	—
Mortgage-Backed Obligations	—	18,147,049	—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	12,043,166	1,818,610	—
Asset-Backed Securities	—	1,634,857	—
Foreign Debt Obligations	—	1,274,769	—
Government Guarantee Obligations	—	6,065,273	—
Municipal Debt Obligations	—	586,283	—
Short-term Investments	—	3,600,000	—
Securities Lending Reinvestment Vehicle	—	1,078,490	—
Derivatives	45,105	12,664	—

Total	$83,581,302	$43,775,306	$—

Liabilities
Derivatives	$(419)	$(460,569)	$—

Structured Large Cap Growth	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$532,959,834	$—	$—
Short-term Investments	—	10,900,000	—
Securities Lending Reinvestment Vehicle	—	398,257	—
Derivatives	253,120	—	—

Total	$533,212,954	$11,298,257	$—

Structured Large Cap Value	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$586,003,820	$—	$—
Short-term Investments	—	11,600,000	—
Securities Lending Reinvestment Vehicle	—	1,232,271	—
Derivatives	372,735	—	—

Total	$586,376,555	$12,832,271	$—

Structured Small Cap Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$354,260,483	$—	$—
Short-term Investments	—	7,900,000	—
Securities Lending Reinvestment Vehicle	—	13,943,645	—
Derivatives	234,355	—	—

Total	$354,494,838	$21,843,645	$—

Structured Small Cap Growth	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$36,519,195	$—	$—
Short-term Investments	—	800,000	—
Securities Lending Reinvestment Vehicle	—	2,101,820	—

Total	$36,519,195	$2,901,820	$—

Liabilities
Derivatives	$(11,174)	$—	$—

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Structured Small Cap Value	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$135,201,264	$—	$—
Short-term Investments	—	3,000,000	—
Securities Lending Reinvestment Vehicle	—	6,482,880	—

Total	$135,201,264	$9,482,880	$—

Liabilities
Derivatives	$(50,285)	$—	$—

Structured U.S. Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$450,297,772	$—	$—
Short-term Investments	—	10,200,000	—
Securities Lending Reinvestment Vehicle	—	171,220	—
Derivatives	252,244	—	—

Total	$450,550,016	$10,371,220	$—

Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Swap Contracts — Certain Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Balanced Fund invests in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Fund, as seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The Fund’s credit default swaps are disclosed in the Additional Investment Information section of the Schedule of Investments. The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     The following tables set forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of July 31, 2010. The values in the tables below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.
Balanced

Risk		Assets	Liabilities

Interest Rate		$57,769	$(287)

Credit		—	(441,534	)(a)

Equity		—	(132)

Currency		—	(19,035)

Total		$57,769	$(460,988)

Risk	Fund	Assets	Liabilities

Equity	Structured Large Cap Growth	$253,120	$—

Equity	Structured Large Cap Value	372,735	—

Equity	Structured Small Cap Equity	234,355	—

Equity	Structured Small Cap Growth	—	(11,174)

Equity	Structured Small Cap Value	—	(50,285)

Equity	Structured U.S. Equity	252,244	—

(a) Amount represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.
Mortgage-Backed and Asset-Backed Securities — The Balanced Fund may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — The Balanced Fund may enter into mortgage dollar rolls (“dollar rolls”) in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund treats dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Fund will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2010, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Balanced	$3,600,000

Structured Large Cap Growth	10,900,000

Structured Large Cap Value	11,600,000

Structured Small Cap Equity	7,900,000

Structured Small Cap Growth	800,000

Structured Small Cap Value	3,000,000

Structured U.S. Equity	10,200,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,575,000,000	0.21%	08/02/10	$1,575,027,563

Barclays Capital, Inc.	815,000,000	0.21	08/02/10	815,014,263

Barclays Capital, Inc.	2,000,000,000	0.22	08/02/10	2,000,036,667

BNP Paribas Securities Co.	4,500,000,000	0.20	08/02/10	4,500,075,000

BNP Paribas Securities Co.	3,500,000,000	0.21	08/02/10	3,500,061,250

Citibank N.A.	250,000,000	0.22	08/02/10	250,004,583

Citigroup Global Markets, Inc.	1,250,000,000	0.22	08/02/10	1,250,022,917

Credit Suisse Securities (USA) LLC	1,885,000,000	0.20	08/02/10	1,885,031,417

Deutsche Bank Securities, Inc.	8,340,000,000	0.21	08/02/10	8,340,145,950

JPMorgan Securities	460,000,000	0.21	08/02/10	460,008,050

Merrill Lynch & Co., Inc.	850,000,000	0.21	08/02/10	850,014,875

Morgan Stanley & Co.	1,935,000,000	0.21	08/02/10	1,935,033,863

RBS Securities, Inc.	1,500,000,000	0.21	08/02/10	1,500,026,250

UBS Securities LLC	240,000,000	0.21	08/02/10	240,004,200

Wells Fargo Securities LLC	3,750,000,000	0.21	08/02/10	3,750,065,625

TOTAL				$32,850,572,473

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
At July 31, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	4.550% to 7.350%	09/21/10 to 08/03/37

Federal Farm Credit Bank Principal-Only Stripped Security	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	08/13/10 to 03/14/36

Federal Home Loan Mortgage Corp.	0.000 to 8.500	08/23/10 to 07/01/48

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	01/15/12 to 01/15/28

Federal Home Loan Mortgage Corp. Principal-Only Stripped Securities	0.000	11/15/13 to 03/15/31

Federal National Mortgage Association	0.000 to 10.350	08/11/10 to 06/01/50

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	07/15/11 to 07/15/29

Federal National Mortgage Association Principal-Only Stripped Securities	0.000	03/23/28 to 05/15/30

Government National Mortgage Association	4.000 to 6.000	11/15/25 to 07/20/40

Tennessee Valley Authority Interest-Only Stripped Security	0.000	11/01/10

U.S. Treasury Bills	0.000	09/16/10 to 12/23/10

U.S. Treasury Notes	0.625 to 9.125	11/15/10 to 05/15/20

The aggregate market value of the collateral, including accrued interest, was $33,533,019,838.
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio II, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended (the “Act”), and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio II is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Treasury Inflation Protected Securities — The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these funds, accounts, or individuals of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	September 29, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	September 29, 2010

* Print the name and title of each signing officer under his or her signature.